UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Ivy Asset Strategy Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel Retail - 0.20%
Belle International Holdings Limited (A)	34,745	$40,251

Automobile Manufacturers - 3.22%
Hyundai Motor Company (A)(B)	6,230	644,846

Biotechnology - 0.49%
Vertex Pharmaceuticals Incorporated (B)	2,297	98,413

Casinos & Gaming - 6.20%
Sands China Ltd. (A)(B)(C)	362,528	442,325
Sands China Ltd. (A)(B)	29,914	36,498
Wynn Macau, Limited (A)(B)	74,941	92,306
Wynn Macau, Limited (A)(B)(C)	30,756	37,883
Wynn Resorts, Limited (B)(E)	10,845	631,492
		1,240,504
Coal & Consumable Fuels - 1.22%
China Shenhua Energy Company Limited, H Shares (A)	50,169	243,533

Communications Equipment - 3.05%
QUALCOMM Incorporated	13,186	610,003

Computer Hardware - 2.66%
Acer Incorporated (A)	7,530	22,596
Apple Inc. (B)	2,037	429,500
Lenovo Group Limited (A)	130,114	80,635
		532,731
Construction & Engineering - 1.86%
China Communications Construction Company Limited, H Shares (A)	38,318	36,409
Larsen & Toubro Limited (A)	9,320	335,551
		371,960
Construction & Farm Machinery & Heavy Trucks - 1.22%
Komatsu Ltd. (A)	11,621	243,278

Construction Materials - 0.20%
Holcim Ltd, Registered Shares (A)(B)	270	20,960
Lafarge (A)	238	19,592
		40,552
Data Processing & Outsourced Services - 3.04%
Redecard S.A. (A)	11,935	198,797
Visa Inc., Class A	4,687	409,899
		608,696
Distributors - 1.05%
Li & Fung Limited (A)	50,884	210,378

Diversified Banks - 10.68%
Banco Santander (Brasil) S.A., Units (A)(C)	15,596	214,103
HDFC Bank Limited (A)	4,439	161,763
ICICI Bank Limited (A)	12,078	226,335
Industrial and Commercial Bank of China (Asia) Limited (A)	1,107,117	911,782
Standard Chartered PLC (A)	20,358	513,947
Standard Chartered PLC (A)(C)	4,329	109,297
		2,137,227
Diversified Metals & Mining - 3.85%
Companhia Vale de Rio Doce, ADR	5,002	145,194
Southern Copper Corporation	7,660	252,103
Xstrata plc (A)	20,802	371,025
		768,322
Education Services - 0.51%
New Oriental Education & Technology Group Inc., ADR (B)	1,341	101,407

Fertilizers & Agricultural Chemicals - 1.34%
Monsanto Company	3,290	268,989

Heavy Electrical Equipment - 0.81%
ALSTOM (A)	2,322	162,423

Hotels, Resorts & Cruise Lines - 1.47%
Ctrip.com International, Ltd. (B)	1,282	92,156
Starwood Hotels & Resorts Worldwide, Inc.	5,509	201,457
		293,613
Household Products - 0.61%
Reckitt Benckiser Group plc (A)	2,237	121,083

Integrated Oil & Gas - 0.96%
China Petroleum & Chemical Corporation, H Shares (A)	218,322	192,351

IT Consulting & Other Services - 1.14%
Accenture plc, Class A	5,490	227,835

Life & Health Insurance - 4.69%
China Life Insurance Company Limited, H Shares (A)	191,564	937,376

Mortgage REITs - 1.53%
Annaly Capital Management, Inc.	17,647	306,171

Oil & Gas Drilling - 1.00%
SeaDrill Limited (A)	7,840	199,477

Oil & Gas Equipment & Services - 3.54%
Halliburton Company	11,862	356,919
Schlumberger Limited	3,753	244,309
Weatherford International Ltd. (B)	5,939	106,371
		707,599
Oil & Gas Exploration & Production - 1.63%
CNOOC Limited (A)	209,795	326,849

Packaged Foods & Meats - 0.36%
BRF - Brasil Foods S.A. (A)(C)	2,796	72,863

Personal Products - 0.76%
Hengan International Group Company Limited (A)	20,405	151,083

Real Estate Development - 0.88%
China Overseas Land & Investment Limited (A)	56,727	118,859
China Resources Land Limited (A)	25,288	56,922
		175,781
Real Estate Operating Companies - 0.75%
Renhe Commercial Holdings Company Limited (A)(C)	665,978	150,643

Semiconductors - 10.18%
MediaTek Incorporation (A)	21,946	381,305
PMC-Sierra, Inc. (B)(E)	19,167	165,982
Samsung Electronics Co., Ltd. (A)	725	497,429
Taiwan Semiconductor Manufacturing Company Ltd. (A)	491,681	990,970
		2,035,686
Specialized Finance - 1.62%
Hong Kong Exchanges and Clearing Limited (A)	18,162	323,147

Steel - 1.61%
ARCELORMITTAL (A)	7,030	321,324

Thrifts & Mortgage Finance - 0.79%
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED (A)	2,774	158,711

Tobacco - 1.04%
Philip Morris International Inc.	4,341	209,188

Trucking - 1.23%
A.P. Moller-Maersk A/S (A)(C)	16	113,117
A.P. Moller-Maersk A/S (A)	19	133,492
		246,609
Wireless Telecommunication Service - 0.87%
MTN Group Limited (A)	10,887	173,286

TOTAL COMMON STOCKS - 78.26%		$15,654,188

(Cost: $12,733,352)

INVESTMENT FUNDS - 0.03%

Multiple Industry
Vietnam Azalea Fund Limited (B)(F)(G)	1,100	$5,104
(Cost: $7,268)

CORPORATE DEBT SECURITIES	Principal

Banking - 0.00%
Banco BMG S.A.,
8.750%, 7-1-10 (C)	$667	678

Building Products - 0.00%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	470	447

Consumer Products / Tobacco - 0.00%
Central European Distribution Corporation,
8.000%, 7-25-12 (D)(H)	EUR320	477

Finance Companies - 0.04%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (C)(I)	$10,750	7,360
Toyota Motor Credit Corporation,
1.320%, 1-18-15 (I)	325	323
		7,683
Forest Products - 0.03%
Sino-Forest Corporation,
10.250%, 7-28-14 (C)	4,700	5,123

Metals / Mining - 0.02%
Vedanta Resources plc:
6.625%, 2-22-10	3,500	3,509
6.625%, 2-22-10 (C)	550	551
		4,060
Utilities - 0.05%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (D)(H)	BRL13,900	9,353

TOTAL CORPORATE DEBT SECURITIES - 0.14%		$27,821

(Cost: $27,954)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.07%

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (J)
4.500%, 8-15-17	$2,240	60
5.500%, 9-15-17	2,698	250
5.000%, 11-15-17	1,312	113
5.000%, 5-15-18	3,035	389
5.000%, 4-15-19	235	23
5.000%, 4-15-19	116	11
5.000%, 11-15-22	290	19
5.500%, 3-15-23	2,195	313
5.000%, 5-15-23	207	20
5.000%, 6-15-23	2,079	204
5.000%, 6-15-23	1,662	156
5.000%, 8-15-23	161	17
5.000%, 9-15-24	23	––	*
5.500%, 9-15-24	3	––	*
5.500%, 4-15-25	35	2
5.500%, 4-15-25	28	––	*
5.000%, 9-15-25	47	––	*
5.500%, 10-15-25	2,697	434
5.000%, 4-15-26	510	8
5.000%, 10-15-28	990	63
5.500%, 2-15-30	111	6
5.000%, 8-15-30	145	7
5.000%, 10-15-30	1,250	143
5.500%, 3-15-31	192	13
5.500%, 10-15-32	2,721	258
5.500%, 1-15-33	1,743	276
5.500%, 5-15-33	2,050	300
5.000%, 7-15-33	1,675	218
6.000%, 11-15-35	2,009	325
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.500%, 11-25-17	22	––	*
5.000%, 5-25-22	120	11
5.000%, 7-25-23	3,361	438
5.000%, 8-25-23	1,006	103
5.000%, 11-25-23	1,729	180
4.500%, 4-25-30	1,696	165
5.000%, 9-25-30	1,265	101
5.000%, 3-25-31	3,544	337
5.000%, 8-15-31	2,701	371
5.500%, 6-25-33	2,582	388
5.500%, 8-25-33	4,623	663
5.500%, 12-25-33	2,517	315
5.500%, 4-25-34	4,900	749
5.500%, 8-25-35	3,510	544
5.500%, 11-25-36	9,235	1,342
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 1-20-30	370	21
5.000%, 6-20-31	438	44
5.500%, 3-20-32	2,008	250
5.000%, 10-20-32	1,685	335
7.000%, 5-20-33	4,575	821
5.500%, 7-16-33	2,216	410
5.000%, 7-20-33	96	9
5.500%, 11-20-33	530	48
5.500%, 6-20-35	4,729	719
5.500%, 7-20-35	1,999	307
5.500%, 7-20-35	751	81
5.500%, 10-16-35	4,581	796
(Cost: $19,363)		$13,176

BULLION - 15.47%	Troy Ounces

Gold	2,826	$3,094,356
(Cost: $2,528,143)

SHORT-TERM SECURITIES	Principal

Commercial Paper (K) - 3.78%
Abbott Laboratories,
0.010%, 1-4-10	$2,210	2,210
American Honda Finance Corp.,
0.140%, 1-12-10	20,000	19,999
Citigroup Funding Inc.,
0.220%, 1-20-10	15,000	14,998
COFCO Capital Corp. (Rabobank Nederland),
0.300%, 1-7-10	11,000	10,999
CVS Caremark Corporation,
0.230%, 1-13-10	8,000	7,999
Danaher Corporation,
0.110%, 1-4-10	18,800	18,800
GlaxoSmithKline Finance plc:
0.110%, 1-20-10	55,495	55,491
0.120%, 1-27-10	25,000	24,998
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.230%, 1-14-10	10,000	9,999
0.290%, 1-20-10	8,000	7,999
0.270%, 1-21-10	15,700	15,698
0.310%, 2-10-10	14,000	13,995
0.350%, 2-10-10	10,000	9,996
0.230%, 3-1-10	6,137	6,135
Hewlett-Packard Company,
0.110%, 1-11-10	50,000	49,998
John Deere Credit Limited (John Deere Capital Corporation),
0.110%, 1-21-10	13,000	12,999
Kitty Hawk Funding Corp.:
0.140%, 1-6-10	45,700	45,699
0.160%, 1-19-10	11,000	10,999
0.160%, 1-27-10	10,000	9,999
Nestle Finance International Ltd.,
0.110%, 1-19-10	25,000	24,999
Nokia Corp.,
0.150%, 1-7-10	10,000	10,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.100%, 2-1-10	30,792	30,789
Societe Generale N.A. Inc.:
0.010%, 1-4-10	104,011	104,011
0.160%, 1-19-10	50,000	49,996
0.170%, 1-28-10	25,000	24,997
Straight-A Funding, LLC (Federal Financing Bank):
0.140%, 1-11-10	50,000	49,998
0.130%, 1-19-10	10,000	9,999
0.130%, 1-22-10	12,000	11,999
Volkswagen of America Inc.:
0.260%, 1-11-10	8,216	8,215
0.270%, 1-15-10	51,640	51,634
Walt Disney Company (The),
0.050%, 1-12-10	30,000	30,000
		755,647

Commercial Paper (backed by irrevocable bank letter of credit) (K) - 0.09%
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.220%, 1-29-10	18,178	18,175

Master Note - 0.05%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (L)	10,782	10,782

Municipal Obligations - 0.60%
California Health Facilities Financing Authority, Variable Rate Hospital Revenue Bonds (Adventist Health System/West), 1998 Series B (Bank of America, N.A.),
0.200%, 1-1-10 (L)	7,700	7,700
California Pollution Control Financing Authority, Pollution Control Refunding Revenue Bonds (Pacific Gas and Electric Company), Series C (JPMorgan Chase Bank),
0.200%, 1-4-10 (L)	–– *	––	*
City of Los Angeles, Wastewater System Subordinate Revenue Bonds, Variable Rate Refunding, Series 2008-G (Bank of America, N.A.),
0.190%, 1-4-10 (L)	10,000	10,000
City of Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North America Inc. Project), Series 2002B (BP p.l.c.),
0.230%, 1-4-10 (L)	7,000	7,000
City of Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North America Inc. Project), Series 2005 (BP p.l.c.),
0.230%, 1-4-10 (L)	2,200	2,200
City of Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products North America Inc. Project), Series 2002C (BP p.l.c.),
0.230%, 1-4-10 (L)	1,700	1,700
City of Whiting, Indiana, Industrial Sewage and Solid Waste Disposal Revenue Refunding Bonds (Amoco Oil Company Project), Series 1996 (Amoco Corporation and Amoco Company),
0.230%, 1-4-10 (L)	7,300	7,300
Colorado Health Facilities Authority, Variable Rate Revenue Bonds (Exempla, Inc.), Series 2009A (U.S. Bank N.A.),
0.200%, 1-6-10 (L)	5,465	5,465
Exempla General Improvement District, City of Lafayette,
      Colorado, Special Improvement District No. 02-01,
      Special Assessment Revenue Refunding and Improvement
      Bonds, Series 2002 (Wells Fargo Bank, N.A.),

0.250%, 1-1-10 (L)	475	475
Florida Municipal Power Agency, All-Requirements Power Supply Project Variable Rate Demand Refundings Revenue Bonds, Series 2008C (Bank of America, N.A.),
0.250%, 1-4-10 (L)	5,125	5,125
Industrial Development Corporation of the Port of Bellingham (Washington), Environmental Facilities Industrial Revenue Bonds (BP West Coast Products LLC Project), Series 2003 (BP p.l.c.),
0.230%, 1-4-10 (L)	1,225	1,225
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corp. Issue, Series 2008C (JPMorgan Chase & Co.),
0.180%, 1-4-10 (L)	9,500	9,500
Norfolk Redevelopment and Housing Authority, Variable
      Rate Demand Revenue and Refunding Bonds
      (Old Dominion University Real Estate Foundation
      45th Street Parking Garage, LLC University Village
      Parking Facility Project), Series 2008
      (Bank of America, N.A.),

0.260%, 1-1-10 (L)	2,770	2,770
The City of New York, General Obligation Bonds, Fiscal 2006 Series E (Bank of America, N.A.),
0.190%, 1-4-10 (L)	12,225	12,225
The Industrial Development Authority of the City of Phoenix,
      Arizona, Tax-Exempt Adjustable Mode, Multifamily
      Housing Revenue Refunding Bonds (Paradise Lakes
      Apartment Project), Series 2007A (Wachovia Bank,
      National Association),

0.200%, 1-4-10 (L)	19,925	19,925
The Public Building Authority of the County of Montgomery, Tennessee, Adjustable Rate Pooled Financing, Revenue Bonds, Series 2008 (Tennessee County Loan Pool) (Bank of America, N.A.),
0.260%, 1-1-10 (L)	4,370	4,370
The Town of Castle Rock, Colorado, Certificates of Participation, Series 2008 (Wells Fargo Bank, N.A.),
0.250%, 1-4-10 (L)	13,355	13,355
West Side Calhoun County Navigation District (Texas), Sewage and Solid Waste Disposal Revenue Bonds (BP Chemicals Inc. Project) Series 1996 (British Petroleum Company p.l.c. (The)),
0.230%, 1-4-10 (L)	8,350	8,350
		118,685
Notes - 0.44%
American Honda Finance Corp.:
0.631%, 1-29-10 (I)	16,500	16,487
1.773%, 2-16-10 (L)	25,000	25,091
Bank of America, N.A.,
0.657%, 1-22-10 (L)	1,000	1,000
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (I)	31,000	31,232
Caterpillar Financial Services Corporation,
4.150%, 1-15-10	15,045	15,056
		88,866
United States Government Agency Obligations - 0.26%
Overseas Private Investment Corporation:
0.160%, 2-15-10 (L)	20,000	20,000
0.160%, 3-15-10 (L)	10,000	10,000
0.160%, 1-15-10 (L)	5,000	5,000
0.160%, 2-15-10 (L)	3,465	3,465
0.160%, 3-22-10 (L)	3,382	3,382
0.200%, 5-15-10 (L)	10,000	10,000
		51,847

TOTAL SHORT-TERM SECURITIES - 5.22%		$1,044,002

(Cost: $1,044,002)

TOTAL INVESTMENT SECURITIES - 99.19%		$19,838,647

(Cost: $16,360,082)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.81%		161,410

NET ASSETS - 100.00%		$20,000,057

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$5,952,164	$9,702,024	$––
Investment Funds	––	––	5,104
Corporate Debt Securities	––	27,821	––
United States Government Agency Obligations	––	13,176	––
Bullion	3,094,356	––	––
Short-Term Securities	––	1,044,002	––

Total Investments in Securities	$9,046,520	$10,787,023	$5,104

Forward Foreign Currency Contracts	$––	$93,234	$––

Liabilities
Forward Foreign Currency Contracts	$––	$26,883	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment Funds

Beginning Balance 4-1-09	$2,838
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	2,266
Net purchases (sales)	––
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 12-31-09	$5,104

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$2,266

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy	Australian Dollar	Bank of America NT & SA	420,300	1-21-10	$44,663	$––
Sell	British Pound	Deutsche Bank AG	676,300	3-18-10	14,624	––
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	3,780,960	9-15-10	––	5,259
Buy	Chinese Yuan Renminbi	Citibank, N.A.	1,036,201	10-25-10	––	3,794
Buy	Euro	Deutsche Bank AG	109,500	8-25-10	––	139
Sell	Euro	Citibank, N.A.	312,200	3-18-10	6,345	––
Sell	Euro	Deutsche Bank AG	88,900	5-27-10	5,063	––
Sell	Euro	Deutsche Bank AG	158,500	5-27-10	––	427
Sell	Japanese Yen	Bank of America NT & SA	31,048,612	1-21-10	––	1,158
Sell	Japanese Yen	Deutsche Bank AG	18,483,647	12-13-10	11,367	––
Sell	Japanese Yen	Citibank, N.A.	18,833,000	12-20-10	7,865	––
Buy	Norwegian Krone	Bank of America NT & SA	589,629	10-20-10	1,448	––
Buy	Norwegian Krone	Citibank, N.A.	475,809	10-20-10	––	2,148
Sell	South African Rand	Deutsche Bank AG	1,222,100	3-18-10	––	1,056
Buy	Swedish Krona	Deutsche Bank AG	2,516,281	5-27-10	––	7,181
Buy	Swedish Krona	Deutsche Bank AG	300,675	12-13-10	795	––
Buy	Swedish Krona	Deutsche Bank AG	1,202,700	12-13-10	––	1,198
Sell	Swiss Franc	Deutsche Bank AG	165,119	8-25-10	––	3,029
Sell	Swiss Franc	Citibank, N.A.	84,600	10-20-10	1,064	––
Sell	Swiss Franc	Bank of America NT & SA	103,500	10-20-10	––	1,494

					$93,234	$26,883

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2009, the total value of these securities amounted to $1,153,943 or 5.77% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2009, the total value of these securities amounted to $9,830 or 0.05% of net assets.

(E)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)Illiquid restricted security.

At December 31, 2009, the following restricted security was owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$5,104

The total value of this security represented approximately 0.03% of net assets at December 31, 2009.

(G)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at December 31, 2009.

(H)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and EUR - Euro).

(I)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(J)Amount shown in principal column represents notional amount for computation of interest.

(K)Rate shown is the yield to maturity at December 31, 2009.

(L)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $9,702,024, representing 48.51% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Capital Appreciation Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 4.72%
Boeing Company (The)	40	$2,165
General Dynamics Corporation	100	6,817
Precision Castparts Corp.	99	10,925
Rockwell Collins, Inc.	100	5,536
		25,443
Apparel, Accessories & Luxury Goods - 0.86%
Under Armour, Inc., Class A (A)	169	4,614

Asset Management & Custody Banks - 2.39%
BlackRock, Inc., Class A	20	4,644
Janus Capital Group Inc.	610	8,205
		12,849
Biotechnology - 3.22%
Gilead Sciences, Inc. (A)	400	17,312

Casinos & Gaming - 0.68%
Wynn Resorts, Limited (A)	63	3,668

Communications Equipment - 5.20%
Cisco Systems, Inc. (A)	210	5,027
QUALCOMM Incorporated	300	13,878
Research In Motion Limited (A)	135	9,118
		28,023
Computer Hardware - 8.20%
Apple Inc. (A)(B)	115	24,250
Hewlett-Packard Company	385	19,831
		44,081
Construction & Engineering - 0.23%
Fluor Corporation	28	1,252

Consumer Finance - 0.68%
American Express Company	90	3,647

Data Processing & Outsourced Services - 3.74%
Visa Inc., Class A (B)	230	20,116

Diversified Chemicals - 0.86%
Dow Chemical Company (The)	168	4,642

Fertilizers & Agricultural Chemicals - 3.35%
Monsanto Company (B)	220	17,985

Footwear - 1.10%
NIKE, Inc., Class B	90	5,946

General Merchandise Stores - 0.45%
Target Corporation	50	2,419

Health Care Equipment - 1.32%
Hologic, Inc. (A)	490	7,105

Home Improvement Retail - 1.00%
Lowe's Companies, Inc.	230	5,380

Household Products - 1.97%
Procter & Gamble Company (The)	175	10,610

Hypermarkets & Super Centers - 3.30%
Costco Wholesale Corporation	300	17,751

Industrial Conglomerates - 1.10%
Textron Inc.	315	5,925

Integrated Oil & Gas - 0.60%
Occidental Petroleum Corporation	40	3,254

Integrated Telecommunication Services - 0.78%
AT&T Inc.	150	4,205

Internet Software & Services - 6.10%
Google Inc., Class A (A)	53	32,859

Investment Banking & Brokerage - 3.12%
Charles Schwab Corporation (The)	535	10,068
Goldman Sachs Group, Inc. (The) (B)	40	6,753
		16,821
Oil & Gas Drilling - 1.32%
Nabors Industries Ltd. (A)	40	876
Transocean Inc. (A)	75	6,210
		7,086
Oil & Gas Equipment & Services - 6.39%
Halliburton Company	320	9,629
Schlumberger Limited	260	16,923
Smith International, Inc. (B)	290	7,879
		34,431
Oil & Gas Exploration & Production - 3.16%
Noble Energy, Inc.	50	3,561
Ultra Petroleum Corp. (A)	120	5,983
XTO Energy Inc.	160	7,445
		16,989
Other Diversified Financial Services - 1.28%
JPMorgan Chase & Co.	165	6,876

Packaged Foods & Meats - 0.78%
Ralcorp Holdings, Inc. (A)	70	4,180

Pharmaceuticals - 0.75%
Abbott Laboratories	75	4,049

Property & Casualty Insurance - 0.37%
ACE Limited	40	2,016

Railroads - 2.26%
Union Pacific Corporation (B)	190	12,141

Restaurants - 3.33%
McDonald's Corporation	220	13,737
YUM! Brands, Inc.	120	4,196
		17,933
Semiconductors - 1.43%
Microchip Technology Incorporated	265	7,701

Soft Drinks - 2.49%
Coca-Cola Company (The)	65	3,705
Hansen Natural Corporation (A)	70	2,688
PepsiCo, Inc.	115	6,992
		13,385
Specialized Finance - 0.84%
CME Group Inc.	14	4,535

Specialty Chemicals - 2.81%
Albemarle Corporation	175	6,365
Ecolab Inc.	197	8,784
		15,149
Systems Software - 5.32%
Microsoft Corporation (B)	940	28,661

Tobacco - 3.40%
Altria Group, Inc.	195	3,828
Lorillard, Inc.	100	8,022
Philip Morris International Inc.	135	6,506
		18,356

TOTAL COMMON STOCKS - 90.90%		$489,395

(Cost: $444,800)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) - 8.99%
Citigroup Funding Inc.,
0.160%, 1-25-10	$5,000	4,999
CVS Caremark Corporation,
0.230%, 1-13-10	5,000	5,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.290%, 1-22-10	5,000	4,999
Hewlett-Packard Company,
0.110%, 1-11-10	5,000	5,000
ITT Corporation,
0.090%, 1-4-10	3,240	3,240
River Fuel Trust #1 (Bank of New York (The)),
0.230%, 1-15-10	2,200	2,200
Straight-A Funding, LLC (Federal Financing Bank):
0.120%, 1-5-10	5,000	5,000
0.120%, 1-5-10	4,000	4,000
0.130%, 1-22-10	6,000	5,999
Toyota Motor Credit Corporation,
0.130%, 2-16-10	5,000	4,999
Wisconsin Electric Power Co.,
0.110%, 1-4-10	3,000	3,000
		48,436
Master Note - 0.54%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (D)	2,893	2,893

TOTAL SHORT-TERM SECURITIES - 9.53%		$51,329

(Cost: $51,329)

TOTAL INVESTMENT SECURITIES - 100.43%		$540,724

(Cost: $496,129)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.43%)		(2,328)

NET ASSETS - 100.00%		$538,396

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$489,395	$––	$ ––
Short-Term Securities	––	51,329	––

Total Investments in Securities	$489,395	$51,329	$ ––

Liabilities
Written Options	$72	$––	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at December 31, 2009:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value

Apple Inc.	Goldman, Sachs & Company	––*	January 2010	$230.00	$31	$(9)
	Goldman, Sachs & Company	––*	February 2010	250.00	21	(24)
Goldman Sachs Group, Inc. (The)	UBS Securities LLC	––*	January 2010	185.00	5	(1)
	Morgan Stanley Smith Barney	––*	January 2010	195.00	3	–– *
Monsanto Company	Goldman, Sachs & Company	––*	January 2010	90.00	24	(4)
Union Pacific Corporation	Goldman, Sachs & Company	––*	January 2010	75.00	1	–– *
Visa Inc., Class A	Goldman, Sachs & Company	––*	January 2010	90.00	10	(28)

					$95	$(66)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

Apple Inc.	Goldman, Sachs & Company	––*	January 2010	$155.00	6	$(1)
	Goldman, Sachs & Company	––*	January 2010	165.00	11	(1)
Goldman Sachs Group, Inc. (The)	Morgan Stanley Smith Barney	––*	January 2010	140.00	4	(1)
Monsanto Company	Goldman, Sachs & Company	––*	January 2010	70.00	20	(2)
Transocean Inc.	Goldman, Sachs & Company	––*	January 2010	70.00	6	(1)

					$47	$(6)

*Not shown due to rounding.

(C)Rate shown is the yield to maturity at December 31, 2009.

(D)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

SCHEDULE OF INVESTMENTS
Ivy Core Equity Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 2.18%
Omnicom Group Inc.	108	$4,240

Asset Management & Custody Banks - 1.04%
Blackstone Group L.P. (The)	154	2,015

Biotechnology - 2.66%
Amgen Inc. (A)	91	5,171

Brewers - 1.66%
Molson Coors Brewing Company, Class B	72	3,229

Casinos & Gaming - 1.33%
Wynn Resorts, Limited (A)	44	2,585

Communications Equipment - 7.37%
Juniper Networks, Inc. (A)	203	5,422
QUALCOMM Incorporated	148	6,832
Telefonaktiebolaget LM Ericsson, ADR	222	2,041
		14,295
Computer Hardware - 5.13%
Apple Inc. (A)	9	1,940
Hewlett-Packard Company	156	8,014
		9,954
Computer Storage & Peripherals - 1.09%
NetApp, Inc. (A)	62	2,115

Construction & Farm Machinery & Heavy Trucks - 1.29%
PACCAR Inc	69	2,503

Consumer Finance - 3.80%
Capital One Financial Corporation	193	7,380

Data Processing & Outsourced Services - 2.17%
Visa Inc., Class A	48	4,224

Department Stores - 4.68%
Macy's Inc.	206	3,448
Nordstrom, Inc.	150	5,637
		9,085
Diversified Banks - 3.03%
Wells Fargo & Company	218	5,886

Diversified Chemicals - 2.84%
Dow Chemical Company (The)	200	5,526

General Merchandise Stores - 1.24%
Target Corporation	50	2,414

Health Care Equipment - 2.03%
Baxter International Inc.	67	3,943

Hotels, Resorts & Cruise Lines - 1.49%
Starwood Hotels & Resorts Worldwide, Inc.	79	2,896

Hypermarkets & Super Centers - 1.93%
Costco Wholesale Corporation	63	3,751

Industrial Conglomerates - 3.33%
Textron Inc.	344	6,473

Industrial Gases - 1.95%
Air Products and Chemicals, Inc.	23	1,885
Praxair, Inc.	24	1,904
		3,789
Industrial Machinery - 2.32%
Parker Hannifin Corporation	84	4,499

Integrated Oil & Gas - 1.58%
Suncor Energy Inc.	87	3,072

Internet Retail - 0.10%
Amazon.com, Inc. (A)	1	188

Investment Banking & Brokerage - 4.11%
Charles Schwab Corporation (The)	134	2,518
Goldman Sachs Group, Inc. (The)	16	2,735
Lazard Group LLC	72	2,730
		7,983
IT Consulting & Other Services - 0.49%
Accenture plc, Class A	23	955

Oil & Gas Equipment & Services - 6.71%
Halliburton Company	201	6,045
Schlumberger Limited	71	4,607
Smith International, Inc.	88	2,383
		13,035
Oil & Gas Exploration & Production - 2.61%
Noble Energy, Inc.	43	3,041
Southwestern Energy Company (A)	42	2,029
		5,070
Other Diversified Financial Services - 6.40%
Bank of America Corporation	423	6,367
JPMorgan Chase & Co.	146	6,075
		12,442
Personal Products - 0.90%
Estee Lauder Companies Inc. (The), Class A	36	1,746

Pharmaceuticals - 1.23%
Teva Pharmaceutical Industries Limited, ADR	43	2,393

Railroads - 3.43%
Union Pacific Corporation	105	6,677

Regional Banks - 0.68%
Marshall & Ilsley Corporation	241	1,314

Semiconductor Equipment - 2.68%
Applied Materials, Inc.	374	5,211

Semiconductors - 2.77%
Microchip Technology Incorporated	186	5,391

Soft Drinks - 2.94%
Coca-Cola Company (The)	100	5,718

Specialized Finance - 1.35%
IntercontinentalExchange, Inc. (A)	23	2,628

Tobacco - 2.67%
Lorillard, Inc.	19	1,500
Philip Morris International Inc.	76	3,682
		5,182

TOTAL COMMON STOCKS - 95.21%		$184,978

(Cost: $163,756)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) - 4.29%
Bemis Company, Inc.,
0.060%, 1-4-10	$8,335	8,335

Master Note - 0.54%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	1,045	1,045

TOTAL SHORT-TERM SECURITIES - 4.83%		$9,380

(Cost: $9,380)

TOTAL INVESTMENT SECURITIES - 100.04%		$194,358

(Cost: $173,136)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.04%)		(68)

NET ASSETS - 100.00%		$194,290

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$184,978	$––	$ ––
Short-Term Securities	––	9,380	––

Total Investments in Securities	$184,978	$9,380	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Energy Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels - 3.99%
Alpha Natural Resources, Inc. (A)	14	$611
Arch Coal, Inc.	21	466
Cameco Corporation	14	446
CONSOL Energy Inc.	12	575
Peabody Energy Corporation	22	976
		3,074
Construction & Engineering - 3.99%
Chicago Bridge & Iron Company N.V., NY Shares	20	401
Fluor Corporation	37	1,687
Jacobs Engineering Group Inc. (A)	26	991
		3,079
Construction & Farm Machinery & Heavy Trucks - 1.82%
Bucyrus International, Inc., Class A	25	1,404

Diversified Metals & Mining - 1.07%
BHP Billiton Limited, ADR	11	823

Electric Utilities - 2.69%
Entergy Corporation	14	1,177
Exelon Corporation	18	893
		2,070
Electrical Components & Equipment - 0.39%
First Solar, Inc. (A)	2	298

Integrated Oil & Gas - 14.43%
ConocoPhillips	22	1,139
Exxon Mobil Corporation	33	2,260
Hess Corporation	18	1,103
Marathon Oil Corporation	22	690
Occidental Petroleum Corporation	29	2,325
Petroleo Brasileiro S.A. - Petrobras, ADR	44	2,076
SandRidge Energy, Inc. (A)	26	245
Suncor Energy Inc.	36	1,282
		11,120
Oil & Gas Drilling - 6.54%
ENSCO International Incorporated	17	696
Helmerich & Payne, Inc.	50	1,990
Nabors Industries Ltd. (A)	61	1,332
Transocean Inc. (A)	12	1,022
		5,040
Oil & Gas Equipment & Services - 24.84%
Baker Hughes Incorporated	26	1,042
BJ Services Company	63	1,172
Cameron International Corporation (A)	52	2,155
FMC Technologies, Inc. (A)	24	1,385
Halliburton Company	104	3,130
National Oilwell Varco, Inc.	67	2,934
Schlumberger Limited	48	3,113
Smith International, Inc.	51	1,387
Tenaris S.A., ADR	41	1,738
Weatherford International Ltd. (A)	61	1,089
		19,145
Oil & Gas Exploration & Production - 28.91%
Anadarko Petroleum Corporation	19	1,188
Apache Corporation	23	2,326
Cabot Oil & Gas Corporation	23	983
CNOOC Limited, ADR	6	894
Continental Resources, Inc. (A)	50	2,147
Devon Energy Corporation	25	1,839
EOG Resources, Inc.	20	1,897
Newfield Exploration Company (A)	47	2,289
Noble Energy, Inc.	31	2,227
Southwestern Energy Company (A)	76	3,659
Ultra Petroleum Corp. (A)	19	932
XTO Energy Inc.	41	1,900
		22,281
Oil & Gas Refining & Marketing - 1.67%
Clean Energy Fuels Corp. (A)	43	663
Valero Energy Corporation	37	626
		1,289
Oil & Gas Storage & Transportation - 4.80%
El Paso Corporation	113	1,112
El Paso Pipeline Partners, L.P.	41	1,060
Enbridge Inc.	33	1,525
		3,697
Semiconductor Equipment - 1.30%
Applied Materials, Inc.	72	1,002

TOTAL COMMON STOCKS - 96.44%		$74,322

(Cost: $55,545)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) - 1.95%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.230%, 1-14-10	$1,500	1,500

Master Note - 1.36%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	1,049	1,049

TOTAL SHORT-TERM SECURITIES - 3.31%		$2,549

(Cost: $2,549)

TOTAL INVESTMENT SECURITIES - 99.75%		$76,871

(Cost: $58,094)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.25%		195

NET ASSETS - 100.00%		$77,066

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$74,322	$––	$ ––
Short-Term Securities	––	2,549	––

Total Investments in Securities	$74,322	$2,549	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy High Income Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares		Value

Building Products - 0.05%
Nortek, Inc. (A)	14		$511

Casinos & Gaming - 0.88%
Sands China Ltd. (A)(B)(C)	7,883		9,618

TOTAL COMMON STOCKS - 0.93%			$10,129

(Cost: $9,500)

PREFERRED STOCKS - 0.02%

Finance
GMAC INC. (A)(B)(D)	––	*	$199
(Cost: $––)

CORPORATE DEBT SECURITIES	Principal

Aerospace - 1.27%
Global Aviation Holdings, Inc.,
14.000%, 8-15-13 (C)	$2,300		2,286
Vought Aircraft Industries, Inc.,
8.000%, 7-15-11	11,700		11,539
			13,825
Apparel, Accessories & Luxury Goods - 0.09%
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,000		995

Automobile Manufacturers - 0.26%
Navistar International Corporation,
8.250%, 11-1-21	1,640		1,681
UCI Holdco, Inc.,
9.250%, 12-15-13 (E)(F)	1,379		1,166
			2,847
Automotive Retail - 0.43%
AutoNation, Inc.:
2.284%, 4-15-13 (E)	1,000		951
7.000%, 4-15-14	863		891
Group 1 Automotive, Inc.,
8.250%, 8-15-13	2,850		2,836
			4,678
Banking - 1.72%
CapitalSource Inc.,
12.750%, 7-15-14 (C)	10,550		11,289
JPMorgan Chase & Co.,
7.900%, 4-29- 49 (E)	7,250		7,478
			18,767
Broadband - 0.68%
Clearwire Communications LLC:
12.000%, 12-1-15 (C)	3,700		3,756
12.000%, 12-1-15 (C)	820		832
Digicel Limited,
8.250%, 9-1-17 (C)	2,850		2,779
			7,367
Broadcast / Outdoor - 1.32%
Sirius Satellite Radio Inc.,
9.625%, 8-1-13	10,600		10,547
Sirius Satellite Radio Inc., Convertible,
3.250%, 10-15-11	2,000		1,800
XM Satellite Radio Inc.,
13.000%, 8-1-13 (C)	1,900		2,064
			14,411
Building Products - 3.90%
CPG International I Inc.,
10.500%, 7-1-13	500		473
Goodman Global Group, Inc.,
0.000%, 12-15-14 (C)(G)	12,225		6,938
Goodman Global, Inc.,
13.500%, 2-15-16	6,650		7,357
Norcraft Companies, L.P. and Norcraft Finance Corp.,
10.500%, 12-15-15 (C)	2,905		2,978
Nortek, Inc.,
11.000%, 12-1-13	14,463		15,113
Ply Gem Industries, Inc.,
11.750%, 6-15-13	9,700		9,699
			42,558
Cable - 0.16%
Charter Communications, Inc.,
13.500%, 11-30-16	1,467		1,727

Capital Goods - 0.16%
RBS Global, Inc. and Rexnord LLC,
8.875%, 9-1-16	2,000		1,740

Casinos & Gaming - 5.84%
American Casino & Entertainment Properties LLC and ACEP Finance Corp.,
11.000%, 6-15-14 (C)	10,400		8,762
Ameristar Casinos, Inc.,
9.250%, 6-1-14 (C)	8,755		9,083
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (H)	1,500		621
MGM MIRAGE:
13.000%, 11-15-13	9,060		10,396
10.375%, 5-15-14 (C)	2,725		2,957
11.125%, 11-15-17 (C)	6,150		6,811
Peninsula Gaming, LLC:
8.375%, 8-15-15 (C)	1,700		1,696
10.750%, 8-15-17 (C)	5,400		5,427
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	2,064		2,064
8.625%, 8-1-17 (C)	2,200		2,244
Scientific Games Corporation,
9.250%, 6-15-19	10,725		11,261
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
6.625%, 12-1-14	2,500		2,416
			63,738
Chemicals - 1.44%
Nalco Company,
8.875%, 11-15-13	6,750		6,953
Terra Capital, Inc.,
7.750%, 11-1-19 (C)	8,125		8,693
			15,646
Commercial Printing - 0.27%
Corrections Corporation of America,
7.750%, 6-1-17	2,890		2,977

Construction Materials - 2.99%
Headwaters Incorporated,
11.375%, 11-1-14 (C)	11,960		12,468
Headwaters Incorporated, Convertible:
2.500%, 2-1-14	7,250		5,274
14.750%, 2-1-14 (D)	8,100		8,647
16.000%, 6-1-16 (C)	5,687		6,256
			32,645
Consumer Finance - 1.48%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	12,900		12,932
Ford Motor Credit Company,
9.750%, 9-15-10	2,000		2,064
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.750%, 3-15-12	1,122		1,118
			16,114
Consumer Products - 1.18%
Visant Holding Corp.:
8.750%, 12-1-13	7,025		7,218
10.250%, 12-1-13	5,475		5,653
			12,871
Containers - 0.99%
Graham Packaging Company, L.P. and GPC Capital Corp. I,
9.875%, 10-15-14	2,500		2,550
Owens-Brockway Glass Container Inc.,
8.250%, 5-15-13	8,000		8,220
			10,770
Department Stores - 0.22%
Federated Department Stores, Inc.,
6.790%, 7-15-27	330		277
Federated Retail Holdings, Inc.,
6.375%, 3-15-37	2,450		2,070
			2,347
Diversified Banks - 0.15%
FCE Bank plc,
7.875%, 2-15-11 (I)	GBP1,000		1,607

Diversified Chemicals - 0.04%
Solutia Inc.,
8.750%, 11-1-17	$400		417

Diversified Telecom - 0.33%
Qwest Communications International Inc.,
8.000%, 10-1-15	3,500		3,596

Electronic Manufacturing Services - 1.95%
Tyco Electronics Ltd.,
6.550%, 10-1-17	20,575		21,274

Energy - 1.18%
Calpine Construction Finance Company, L.P.,
8.000%, 6-1-16 (C)	11,500		11,845
TXU Corp.,
6.550%, 11-15-34	2,250		1,043
			12,888
Environmental & Facilities Services - 0.15%
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,500		1,598

Fertilizers & Agricultural Chemicals - 0.34%
Mosaic Company (The),
7.625%, 12-1-16 (C)	3,400		3,716

Finance - 6.62%
CEMEX Finance LLC,
9.500%, 12-14-16 (C)	2,100		2,200
CIT Group, Inc.:
7.000%, 5-1-13	5,600		5,222
7.000%, 5-1-16	6,650		5,852
7.000%, 5-1-17	4,750		4,121
CPM Holdings, Inc.,
10.625%, 9-1-14 (C)	5,350		5,644
Dollar Financial Corp.,
10.375%, 12-15-16 (C)	9,510		9,723
Dollar Financial Corp., Convertible,
2.875%, 6-30-27	2,000		1,863
E*TRADE Financial Corporation:
7.375%, 9-15-13	2,400		2,235
7.875%, 12-1-15	3,850		3,585
12.500%, 11-30-17 (F)	7,703		8,667
GMAC LLC:
5.750%, 9-27-10 (C)	5,200		5,148
6.875%, 9-15-11 (C)	1,424		1,403
Harley-Davidson Funding Corp.,
6.800%, 6-15-18 (C)	8,625		8,601
Meridian Funding Company, LLC:
0.812%, 7-26-10 (E)	1,063		1,009
1.733%, 10-15-16 (C)(E)	2,750		2,049
Pinnacle Foods Finance LLC,
9.250%, 4-1-15 (C)	4,750		4,821
			72,143
Finance Companies - 1.08%
Central European Distribution Corporation,
9.125%, 12-1-16 (C)	11,400		11,742

General Merchandise Stores - 0.92%
Dollar General Corporation,
11.875%, 7-15-17	8,692		10,039

Health Care Equipment - 0.35%
Biomet, Inc.,
11.625%, 10-15-17	3,500		3,868

Health Care Facilities - 3.18%
HCA - The Healthcare Company,
8.750%, 9-1-10	2,250		2,303
HCA Inc.:
6.250%, 2-15-13	1,750		1,702
6.750%, 7-15-13	2,750		2,709
6.375%, 1-15-15	2,000		1,888
6.500%, 2-15-16	3,750		3,563
9.625%, 11-15-16	8,008		8,667
9.875%, 2-15-17 (C)	500		553
8.500%, 4-15-19 (C)	4,750		5,118
HealthSouth Corporation,
8.125%, 2-15-20	8,200		8,076
			34,579
Health Care Facilities / Supplies - 2.22%
Angiotech Pharmaceuticals, Inc.,
7.750%, 4-1-14	3,110		2,006
Catalent Pharma Solutions, Inc.:
9.500%, 4-15-15 (F)	2,870		2,532
9.750%, 4-15-17 (I)	EUR1,225		1,282
QHP Royalty Sub LLC,
10.250%, 3-15-15 (D)	$2,850		2,862
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	2,350		2,479
11.750%, 11-15-14	3,250		3,372
US Oncology, Inc.:
10.750%, 8-15-14	5,075		5,329
9.125%, 8-15-17	4,130		4,337
			24,199
Hotels, Resorts & Cruise Lines - 1.95%
Gaylord Entertainment Company,
6.750%, 11-15-14	8,500		7,905
Royal Caribbean Cruises Ltd.,
7.500%, 10-15-27	2,750		2,265
Starwood Hotels & Resorts Worldwide, Inc.:
6.750%, 5-15-18	8,000		8,021
7.150%, 12-1-19	3,100		3,088
			21,279
Household Products - 0.11%
Simmons Bedding Company,
7.875%, 1-15-14 (H)	1,000		920
Simmons Company,
10.000%, 12-15-14 (H)	2,955		236
			1,156
Independent Finance - 0.54%
LPL Investment Holdings Inc.,
10.750%, 12-15-15 (C)	5,725		5,904

Industrial - Other - 0.88%
General Electric Company,
5.000%, 2-1-13	1,000		1,058
J.B. Poindexter & Co., Inc.,
8.750%, 3-15-14	880		733
TEGSA,
6.000%, 10-1-12	1,750		1,857
TriMas Corporation,
9.750%, 12-15-17 (C)	1,400		1,374
Tyco Electronics Group S.A.,
5.950%, 1-15-14	4,400		4,601
			9,623
IT Consulting & Other Services - 0.75%
SunGard Data Systems Inc.:
9.125%, 8-15-13	3,250		3,331
10.625%, 5-15-15	4,400		4,846
			8,177
Leisure - 2.18%
Regal Cinemas Corporation,
9.375%, 2-1-12	2,000		2,003
Speedway Motorsports, Inc.:
6.750%, 6-1-13	2,900		2,886
8.750%, 6-1-16	4,950		5,221
Wallace Theater Holdings Inc.,
9.956%, 6-15-13 (C)(E)	8,500		8,627
Yonkers Racing Corporation,
11.375%, 7-15-16 (C)	4,750		4,988
			23,725
Leisure Facilities - 0.43%
Universal City Development Partners, Ltd.,
8.875%, 11-15-15 (C)	4,750		4,649

Machinery - 0.45%
Altra Holdings, Inc.,
8.125%, 12-1-16 (C)	4,750		4,875

Metals / Mining - 1.02%
Compass Minerals International, Inc.,
8.000%, 6-1-19 (C)	3,850		3,965
Teck Resources Limited:
9.750%, 5-15-14	1,515		1,748
10.250%, 5-15-16	2,270		2,645
10.750%, 5-15-19	2,270		2,713
			11,071
Office Services & Supplies - 0.74%
Interface, Inc.:
11.375%, 11-1-13	5,250		5,867
9.500%, 2-1-14	2,270		2,233
			8,100
Oil & Gas Exploration & Production - 0.94%
Bill Barrett Corporation,
9.875%, 7-15-16	5,725		6,097
Petrohawk Energy Corporation,
9.125%, 7-15-13	4,000		4,180
			10,277
Oil & Gas Storage & Transportation - 0.43%
Regency Energy Partners LP,
9.375%, 6-1-16 (C)	4,430		4,718

Oil Refining & Marketing - 1.28%
Alon Refining Krotz Springs, Inc.,
13.500%, 10-15-14 (C)	3,600		3,357
OPTI Canada Inc,
9.000%, 12-15-12 (C)	5,700		5,828
Quicksilver Resources Inc.,
11.750%, 1-1-16	4,100		4,654
			13,839
Packaged Foods & Meats - 2.73%
Central Garden & Pet Company,
9.125%, 2-1-13	29,310		29,713

Paper & Forest Products - 0.29%
PE Paper Escrow GmbH,
12.000%, 8-1-14 (C)	2,880		3,182

Paper Packaging - 0.55%
Sealed Air Corporation:
7.875%, 6-15-17 (C)	3,250		3,462
6.875%, 7-15-33 (C)	2,750		2,587
			6,049
Paper Products - 0.50%
Buckeye Technologies Inc.,
8.500%, 10-1-13	5,377		5,491

Publishing - 0.81%
Nielsen Finance LLC and Nielsen Finance Co.:
11.500%, 5-1-16	2,200		2,459
0.000%, 8-1-16 (J)	7,000		6,387
			8,846
Railroads - 0.90%
Kansas City Southern de Mexico, S.A. de C.V.,
12.500%, 4-1-16	4,500		5,175
RailAmerica Inc.,
9.250%, 7-1-17	4,365		4,643
			9,818
Restaurants - 0.34%
NPC International, Inc.,
9.500%, 5-1-14	3,750		3,713

Retail Stores - 2.29%
Jostens IH Corp.,
7.625%, 10-1-12	3,500		3,518
May Department Stores Company (The),
6.900%, 1-15-32	1,695		1,475
Sally Holdings LLC and Sally Capital Inc.,
10.500%, 11-15-16	6,641		7,139
Sonic Automotive, Inc.,
8.625%, 8-15-13	12,875		12,810
			24,942
Service - Other - 8.00%
Education Management LLC and Education Management Finance Corp.:
8.750%, 6-1-14	18,625		19,230
10.250%, 6-1-16	1,985		2,124
Expedia, Inc.,
8.500%, 7-1-16 (C)	2,435		2,633
Interpublic Group of Companies, Inc. (The),
10.000%, 7-15-17	2,800		3,108
KAR Holdings, Inc.:
4.281%, 5-1-14 (E)	125		117
8.750%, 5-1-14	5,625		5,801
Laureate Education, Inc.:
10.000%, 8-15-15 (C)	24,548		24,793
11.000%, 8-15-15 (C)(F)	11,965		11,303
11.750%, 8-15-17 (D)	2,500		2,528
Quintiles Transnational Holdings Inc,
9.500%, 12-30-14 (C)	5,380		5,407
Reddy Ice Holdings, Inc.,
10.500%, 11-1-12	1,435		1,335
West Corporation,
9.500%, 10-15-14	8,610		8,739
			87,118
Technology - 3.09%
DuPont Fabros Technology, L.P.,
8.500%, 12-15-17 (C)	2,850		2,896
Jabil Circuit, Inc.:
7.750%, 7-15-16	6,860		7,203
8.250%, 3-15-18	400		428
L-3 Communications Corporation:
6.125%, 7-15-13	4,325		4,368
6.125%, 1-15-14	2,070		2,083
Terremark Worldwide, Inc.,
12.000%, 6-15-17 (C)	7,950		8,785
Xerox Capital Trust I,
8.000%, 2-1-27	8,010		7,930
			33,693
Utilities - 0.79%
AES Corporation (The):
9.375%, 9-15-10	2,000		2,065
9.750%, 4-15-16 (C)	6,000		6,570
			8,635
Wireless Telecommunication Service - 1.41%
Centennial Communications Corp.,
6.040%, 1-1-13 (E)	1,750		1,750
SBA Telecommunications, Inc.:
8.000%, 8-15-16 (C)	1,125		1,176
8.250%, 8-15-19 (C)	1,125		1,193
Wind Acquisition Finance S.A.,
11.750%, 7-15-17 (C)	10,300		11,252
			15,371
TOTAL CORPORATE DEBT SECURITIES - 76.31%			$831,653

(Cost: $760,217)

MUNICIPAL BONDS - TAXABLE - 0.51%

New York
New York City Industrial Development Agency,
11.000%, 3-1-29 (D)	5,000		$5,558
(Cost: $5,000)

SENIOR LOANS

Broadcast / Outdoor - 0.13%
High Plains Broadcasting Operating Company, LLC,
9.000%, 9-14-16 (E)	1,660		1,425

Cable & Satellite - 0.50%
Newport Television LLC:
9.000%, 9-14-16 (E)	4,183		3,589
9.000%, 9-14-16 (E)	2,121		1,820
			5,409
Casinos & Gaming - 0.32%
Las Vegas Sands, LLC:
2.010%, 5-23-14 (E)	3,277		2,861
2.010%, 5-23-14 (E)	662		578
			3,439
Consumer Finance - 0.14%
Venetian Macau Limited:
4.760%, 5-25-13 (E)	1,363		1,289
4.760%, 5-25-13 (E)	305		289
			1,578
Diversified Chemicals - 0.87%
Solutia Inc.,
7.250%, 2-28-14 (E)	9,361		9,489

Health Care Facilities - 0.14%
HCA Inc.,
2.501%, 11-16-13 (E)	754		720
Iasis Healthcare Corporation,
5.531%, 6-15-14 (E)	930		852
			1,572
Household Products - 0.29%
THL Bedding Holding Company,
10.500%, 12-19-11 (E)	3,187		3,147

Leisure Facilities - 0.87%
Blackstone UTP Capital LLC,
7.750%, 10-29-14 (E)	7,000		6,970
Universal City Development Partners, Ltd.,
6.500%, 10-20-14 (E)	2,500		2,503
			9,473
Packaged Foods & Meats - 0.17%
Central Garden & Pet Company,
1.420%, 9-30-12 (E)	2,000		1,880

Retail Stores - 1.65%
Michaels Stores, Inc.:
2.563%, 10-31-13 (E)	1,918		1,738
2.563%, 10-31-13 (E)	1,886		1,709
2.563%, 10-31-13 (E)	1,612		1,460
2.563%, 10-31-13 (E)	830		752
4.813%, 10-31-13 (E)	1,757		1,592
4.813%, 10-31-13 (E)	1,728		1,565
4.813%, 10-31-13 (E)	1,477		1,338
4.813%, 10-31-13 (E)	761		689
Rite Aid Corporation,
9.500%, 6-5-15 (E)	7,000		7,222
			18,065
Service - Other - 1.43%
iPayment, Inc.:
2.231%, 5-10-13 (E)	1,224		1,106
2.234%, 5-10-13 (E)	2,636		2,381
2.251%, 5-10-13 (E)	5,349		4,832
Laureate Education, Inc.,
7.000%, 8-1-14 (E)	7,488		7,263
			15,582
Specialized Finance - 3.07%
CIT Group Inc.:
9.500%, 1-18-12 (E)	12,500		12,802
13.000%, 1-18-12 (E)	15,000		15,493
13.000%, 1-18-12 (E)	5,000		5,164
			33,459
Technology - 1.86%
Palm Inc.,
3.760%, 4-24-14 (E)	2,705		2,313
Springboard Finance, L.L.C.,
9.000%, 9-3-14 (E)	17,500		17,919
			20,232
Telecommunications - 0.51%
Charter Communications Operating, LLC,
2.260%, 3-6-14 (E)	5,939		5,560

Utilities - 3.08%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.735%, 10-10-14 (E)	2,179		1,765
3.735%, 10-10-14 (E)	1,952		1,574
3.751%, 10-10-14 (E)	23		18
Texas Competitive Electric Holdings Company, LLC:
3.735%, 10-10-14 (E)	29,275		23,357
3.751%, 10-10-14 (E)	180		144
3.751%, 10-10-14 (E)	20		16
3.775%, 10-10-14 (E)	8,273		6,684
			33,558

TOTAL SENIOR LOANS - 15.03%			$163,868

(Cost: $152,881)

SHORT-TERM SECURITIES

Commercial Paper (K) - 5.62%
Bemis Company, Inc.,
0.060%, 1-4-10	7,125		7,125
Citigroup Funding Inc.,
0.160%, 1-25-10	7,000		6,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.230%, 1-14-10	5,500		5,500
0.290%, 1-20-10	3,000		3,000
0.280%, 1-21-10	8,500		8,499
McCormick & Co. Inc.,
0.070%, 1-4-10	2,281		2,281
Straight-A Funding, LLC (Federal Financing Bank):
0.120%, 1-5-10	8,000		8,000
0.140%, 1-11-10	10,000		9,999
Toyota Motor Credit Corporation,
0.130%, 2-16-10	10,000		9,998
			61,401
Commercial Paper (backed by irrevocable bank letter of credit) (K) - 0.83%
River Fuel Trust #1 (Bank of New York (The)),
0.250%, 3-15-10	9,000		8,995

Master Note - 0.22%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (L)	2,374		2,374

Municipal Obligations - 0.37%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2008-A (U.S. Bank N.A.),
0.250%, 1-5-10	4,000		4,000

United States Government Agency Obligations - 0.46%
Overseas Private Investment Corporation,
0.160%, 3-15-10 (L)	5,000		5,000

TOTAL SHORT-TERM SECURITIES - 7.50%			$81,770

(Cost: $81,770)

TOTAL INVESTMENT SECURITIES - 100.30%			$1,093,177

(Cost: $1,009,368)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.30%)			(3,253)

NET ASSETS - 100.00%			$1,089,924

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$9,618	$511	$––
Preferred Stocks	199	––	––
Corporate Debt Securities	––	822,869	8,784
Municipal Bonds	––	5,558	––
Senior Loans	––	141,317	22,551
Short-Term Securities	––	81,770	––

Total Investments in Securities	$9,817	$1,052,025	$31,335

Forward Foreign Currency Contracts	$––	$370	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities		Senior Loans

Beginning Balance 4-1-09	$––	$8,334
Net realized gain (loss)	––	831
Net unrealized appreciation (depreciation)	867	1,235
Net purchases (sales)	5,389	362
Transfers in and/or (out) of Level 3 during the period	2,528	11,789

Ending Balance 12-31-09	$8,784	$22,551

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$1,592	$1,742

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	British Pound	Citibank, N.A.	39	2-16-10	$8	$––
Sell	British Pound	Citibank, N.A.	39	8-16-10	7	––
Sell	British Pound	Citibank, N.A.	1,038	2-15-11	187	––
Sell	Euro	Citibank, N.A.	60	4-15-10	4	––
Sell	Euro	Citibank, N.A.	60	10-15-10	3	––
Sell	Euro	Citibank, N.A.	60	4-15-11	3	––
Sell	Euro	Citibank, N.A.	60	10-14-11	3	––
Sell	Euro	Citibank, N.A.	60	4-13-12	3	––
Sell	Euro	Citibank, N.A.	60	10-15-12	4	––
Sell	Euro	Citibank, N.A.	60	4-15-13	4	––
Sell	Euro	Citibank, N.A.	60	10-15-13	4	––
Sell	Euro	Citibank, N.A.	60	4-15-14	4	––
Sell	Euro	Citibank, N.A.	60	10-15-14	4	––
Sell	Euro	Citibank, N.A.	59	4-15-15	5	––
Sell	Euro	Citibank, N.A.	60	10-15-15	5	––
Sell	Euro	Citibank, N.A.	60	4-15-16	5	––
Sell	Euro	Citibank, N.A.	60	10-14-16	5	––
Sell	Euro	Citibank, N.A.	1,284	4-13-17	112	––

					$370	$––

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2009, the total value of these securities amounted to $313,024 or 28.72% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2009, the total value of these securities amounted to $19,794 or 1.82% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(F)Payment in kind bonds.

(G)Zero coupon bond.

(H)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(J)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(K)Rate shown is the yield to maturity at December 31, 2009.

(L)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 0.69%
United Technologies Corporation	87	$6,066

Air Freight & Logistics - 0.78%
FedEx Corporation	83	6,885

Asset Management & Custody Banks - 3.94%
BlackRock, Inc., Class A	102	23,591
T. Rowe Price Group, Inc.	212	11,282
		34,873
Automotive Retail - 0.38%
O'Reilly Automotive, Inc. (A)	87	3,328

Biotechnology - 2.76%
Gilead Sciences, Inc. (A)	564	24,414

Casinos & Gaming - 2.57%
Wynn Resorts, Limited (A)	390	22,715

Communications Equipment - 9.55%
Cisco Systems, Inc. (A)	1,825	43,694
QUALCOMM Incorporated	822	38,030
Research In Motion Limited (A)	40	2,715
		84,439
Computer Hardware - 12.32%
Apple Inc. (A)	313	66,042
Hewlett-Packard Company	833	42,908
		108,950
Consumer Finance - 1.71%
American Express Company	373	15,114

Data Processing & Outsourced Services - 6.97%
MasterCard Incorporated, Class A	99	25,240
Visa Inc., Class A	416	36,400
		61,640
Department Stores - 5.27%
Kohl's Corporation (A)	634	34,180
Nordstrom, Inc.	331	12,428
		46,608
Diversified Banks - 1.65%
Wells Fargo & Company	539	14,553

Electrical Components & Equipment - 1.71%
Emerson Electric Co.	356	15,174

Fertilizers & Agricultural Chemicals - 1.47%
Monsanto Company	160	13,072

General Merchandise Stores - 0.63%
Target Corporation	116	5,587

Health Care Equipment - 5.04%
Baxter International Inc.	353	20,702
Intuitive Surgical, Inc. (A)	60	18,048
Stryker Corporation	116	5,853
		44,603
Home Improvement Retail - 1.71%
Home Depot, Inc. (The)	523	15,116

Hotels, Resorts & Cruise Lines - 0.44%
Carnival Corporation (A)	123	3,911

Household Products - 3.98%
Colgate-Palmolive Company	428	35,185

Industrial Gases - 1.39%
Praxair, Inc.	153	12,255

Internet Software & Services - 5.90%
Google Inc., Class A (A)	84	52,140

Investment Banking & Brokerage - 0.95%
Charles Schwab Corporation (The)	4	81
Goldman Sachs Group, Inc. (The)	49	8,341
		8,422
Life Sciences Tools & Services - 1.29%
Thermo Fisher Scientific Inc. (A)	239	11,388

Oil & Gas Equipment & Services - 4.64%
Halliburton Company	139	4,173
Schlumberger Limited	510	33,190
Smith International, Inc.	134	3,628
		40,991
Other Diversified Financial Services - 4.50%
JPMorgan Chase & Co.	956	39,836

Personal Products - 0.29%
Estee Lauder Companies Inc. (The), Class A	54	2,602

Pharmaceuticals - 3.57%
Abbott Laboratories	314	16,927
Teva Pharmaceutical Industries Limited, ADR	260	14,618
		31,545
Restaurants - 0.99%
McDonald's Corporation	140	8,723

Semiconductors - 6.02%
Altera Corporation	100	2,258
Broadcom Corporation, Class A (A)	344	10,831
Microchip Technology Incorporated	1,383	40,179
		53,268
Soft Drinks - 0.10%
Coca-Cola Company (The)	15	855

Specialized Finance - 0.50%
CME Group Inc.	13	4,382

Specialty Chemicals - 1.10%
Ecolab Inc.	218	9,707

Systems Software - 3.17%
Microsoft Corporation	920	28,036

TOTAL COMMON STOCKS - 97.98%		$866,383

(Cost: $727,323)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) - 1.79%
Abbott Laboratories,
0.010%, 1-4-10	$7,835	7,835
American Honda Finance Corp.,
0.140%, 1-12-10	5,000	5,000
Walt Disney Company (The),
0.100%, 1-8-10	3,000	3,000
		15,835
Master Note - 0.16%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	1,416	1,416

TOTAL SHORT-TERM SECURITIES - 1.95%		$17,251

(Cost: $17,251)

TOTAL INVESTMENT SECURITIES - 99.93%		$883,634

(Cost: $744,574)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.07%		626

NET ASSETS - 100.00%		$884,260

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$866,383	$––	$ ––
Short-Term Securities	––	17,251	––

Total Investments in Securities	$866,383	$17,251	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 0.41%
Honeywell International Inc.,
3.875%, 2-15-14	$3,100	$3,230

Airlines - 0.68%
Southwest Airlines Co.,
6.500%, 3-1-12	5,000	5,320

Banking - 3.60%
Barclays Bank PLC,
2.500%, 1-23-13	5,000	4,994
Citigroup Inc. (Federal Deposit Insurance Corporation),
2.875%, 12-9-11 (A)	6,000	6,180
JPMorgan Chase & Co.:
4.600%, 1-17-11	1,225	1,267
5.375%, 10-1-12	2,000	2,164
4.650%, 6-1-14	5,000	5,267
Regions Bank (Federal Deposit Insurance Corporation),
3.250%, 12-9-11 (A)	6,000	6,226
State Street Corporation,
4.300%, 5-30-14	2,000	2,070
		28,168
Beverage / Bottling - 1.69%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11-15-14 (B)	5,500	5,823
4.125%, 1-15-15 (C)	5,000	5,077
Bottling Group, LLC,
6.950%, 3-15-14	2,000	2,301
		13,201
Cable & Satellite - 0.60%
Cox Communications, Inc.,
4.625%, 1-15-10	1,000	1,001
Time Warner Cable Inc.,
3.500%, 2-1-15	3,750	3,705
		4,706
Communications Equipment - 0.67%
Cisco Systems, Inc.,
5.250%, 2-22-11	5,000	5,247

Computer Hardware - 0.85%
Dell Inc.,
3.375%, 6-15-12	2,000	2,068
Hewlett-Packard Company,
6.500%, 7-1-12	1,500	1,657
International Business Machines Corporation,
6.500%, 10-15-13	2,500	2,857
		6,582
Construction & Farm Machinery & Heavy Trucks - 1.00%
Caterpillar Inc.,
7.000%, 12-15-13	2,000	2,313
John Deere Capital Corporation,
5.250%, 10-1-12	5,000	5,401
		7,714
Consumer Finance - 1.10%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (C)	6,000	6,293
Capital One Financial Corporation,
7.375%, 5-23-14	2,000	2,264
		8,557
Distillers & Vintners - 0.65%
Diageo Capital plc,
4.375%, 5-3-10	5,000	5,067

Diversified Banks - 0.20%
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	1,487	1,592

Diversified Chemicals - 1.49%
Dow Chemical Company (The),
7.600%, 5-15-14	5,000	5,689
E.I. du Pont de Nemours and Company,
3.250%, 1-15-15	6,000	5,944
		11,633
Diversified Metals & Mining - 0.56%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	4,000	4,387

Electric - 2.61%
NorthWestern Corporation,
5.875%, 11-1-14	2,000	2,075
Oncor Electric Delivery Company,
6.375%, 5-1-12	7,500	8,100
SCANA Corporation,
6.250%, 2-1-12	5,000	5,294
Southern Power Company,
6.250%, 7-15-12	4,500	4,901
		20,370
Environmental & Facilities Services - 0.58%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	4,375	4,549

Finance - Other - 2.84%
General Electric Capital Corporation,
3.750%, 11-14-14	8,000	7,985
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
3.000%, 12-9-11 (A)	6,000	6,185
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (B)	2,250	2,425
Western Union Company (The),
6.500%, 2-26-14	5,000	5,559
		22,154
Food Processors - 2.15%
Cargill, Incorporated,
5.600%, 9-15-12 (B)	7,732	8,318
General Mills, Inc.,
6.000%, 2-15-12	5,000	5,398
Kellogg Company,
4.450%, 5-30-16	2,950	3,038
		16,754
Gas - Local Distribution - 1.22%
AGL Capital Corporation,
7.125%, 1-14-11	4,000	4,221
DCP Midstream, LLC,
9.700%, 12-1-13 (B)	4,500	5,313
		9,534
Gas Pipe Lines - 1.38%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (B)	5,885	6,441
Northern Natural Gas,
7.000%, 6-1-11 (C)	4,000	4,299
		10,740
Health Care Supply - 0.66%
Providence Health & Services Obligated Group, Direct Obligation Notes, Series 2009A,
5.050%, 10-1-14	5,000	5,131

Home Improvement Retail - 0.53%
Lowe's Companies, Inc.,
5.600%, 9-15-12	3,736	4,106

Hypermarkets & Super Centers - 0.41%
Wal-Mart Stores, Inc.,
4.550%, 5-1-13	3,000	3,196

Industrial Machinery - 0.70%
Illinois Tool Works Inc.,
5.150%, 4-1-14	5,000	5,447

Integrated Oil & Gas - 1.41%
Chevron Corporation,
3.950%, 3-3-14	5,000	5,220
ConocoPhillips,
4.600%, 1-15-15	5,500	5,841
		11,061
Integrated Telecommunication Services - 0.34%
AT&T Inc.,
4.950%, 1-15-13	500	533
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	2,000	2,149
		2,682
Investment Banking & Brokerage - 1.54%
Goldman Sachs Group, Inc. (The),
6.875%, 1-15-11	3,500	3,711
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (A)	8,000	8,299
		12,010
Life Insurance - 1.16%
MetLife Global Funding I,
5.125%, 6-10-14 (B)	3,500	3,704
MetLife, Inc.,
6.125%, 12-1-11	5,000	5,375
		9,079
Metals / Mining - 0.77%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	5,000	5,992

Oil & Gas - 1.17%
Petro-Canada,
4.000%, 7-15-13	4,500	4,646
Western Oil Sands Inc.,
8.375%, 5-1-12	4,000	4,477
		9,123
Oilfield Machinery & Service - 0.69%
Weatherford International, Inc.,
5.950%, 6-15-12	5,000	5,351

Other Diversified Financial Services - 1.49%
Bank of America Corporation,
6.500%, 8-1-16	5,000	5,377
Bank of America Corporation (Federal Deposit Insurance Corporation),
3.125%, 6-15-12 (A)	6,000	6,217
		11,594
Packaged Foods & Meats - 0.71%
Kraft Foods, Inc.,
6.750%, 2-19-14	5,000	5,529

Pharmaceuticals - 3.26%
Eli Lilly and Company,
4.200%, 3-6-14	5,775	6,058
Merck & Co., Inc.,
4.000%, 6-30-15	2,000	2,086
Novartis Capital Corporation,
4.125%, 2-10-14	2,000	2,102
Pfizer Inc.,
5.350%, 3-15-15	5,000	5,465
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	4,000	4,279
Wyeth,
5.500%, 2-1-14	5,000	5,447
		25,437
Property & Casualty Insurance - 1.36%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12	8,000	8,384
4.750%, 5-15-12	550	586
5.000%, 8-15-13	1,500	1,613
		10,583
Restaurants - 0.74%
YUM! Brands, Inc.,
4.250%, 9-15-15	5,750	5,767

Retail Stores - Food / Drug - 0.82%
Walgreen Co.,
4.875%, 8-1-13	6,000	6,443

Retail Stores - Other - 0.61%
Best Buy Co., Inc.,
6.750%, 7-15-13	4,300	4,724

Service - Other - 0.59%
Waste Management, Inc.,
6.375%, 3-11-15	4,175	4,626

Soft Drinks - 1.41%
Coca-Cola Company (The),
3.625%, 3-15-14	4,200	4,329
Coca-Cola Enterprises Inc.,
4.250%, 3-1-15	3,000	3,151
PepsiCo, Inc.,
3.750%, 3-1-14	3,400	3,514
		10,994
Telecommunications - 1.66%
American Tower Corporation,
4.625%, 4-1-15 (C)	3,000	3,034
British Telecommunications plc,
5.150%, 1-15-13	1,000	1,043
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	4,000	4,195
Verizon New York Inc.,
6.875%, 4-1-12	4,250	4,624
		12,896
Trucking & Shipping - 0.89%
Federal Express Corporation,
9.650%, 6-15-12	6,005	6,948

TOTAL CORPORATE DEBT SECURITIES - 47.20%		$368,224

(Cost: $346,729)

MUNICIPAL BONDS - TAXABLE

Georgia - 0.25%
Hospital Authority of Savannah, Revenue Bonds, St. Joseph's/Candler Health System, Inc., Series 1998C,
6.625%, 7-1-18	1,950	1,939

Massachusetts - 0.74%
Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 81,
7.700%, 6-1-32	5,755	5,796

Missouri - 0.07%
Missouri Development Finance Board, Taxable Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006A,
5.350%, 3-1-10	515	517

Nebraska - 0.84%
Nebraska Public Power District, General Revenue Bonds, 2008 Series A,
5.140%, 1-1-14	6,150	6,586

TOTAL MUNICIPAL BONDS - TAXABLE - 1.90%		$14,838

(Cost: $14,580)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 7.57%
Federal Farm Credit Bank:
4.750%, 9-30-15	4,000	4,293
5.250%, 1-6-16	4,000	4,377
Federal Home Loan Bank:
3.375%, 9-10-10	5,000	5,096
4.375%, 9-13-13	6,000	6,451
Federal Home Loan Mortgage Corporation:
4.500%, 7-6-10	5,000	5,102
3.125%, 10-25-10	2,500	2,552
Federal National Mortgage Association:
2.000%, 3-2-11	5,000	5,014
2.500%, 3-19-12	5,000	5,023
4.000%, 1-18-13	2,500	2,572
2.910%, 2-25-13	10,000	10,025
4.375%, 7-17-13	8,000	8,576
		59,081
Mortgage-Backed Obligations - 22.92%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.500%, 1-15-18	3,122	3,249
4.000%, 6-15-22	4,697	4,847
4.000%, 2-15-23	6,934	7,163
4.500%, 6-15-27	7,925	8,242
4.500%, 5-15-32	7,000	7,239
5.000%, 9-15-34	6,090	6,362
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5-15-31	1,464	1,517
5.500%, 12-15-31	3,000	3,150
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only), (D)
5.000%, 6-15-24	229	2
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4-1-20	3,630	3,869
4.500%, 10-1-20	4,158	4,330
6.000%, 11-1-36	2,215	2,354
Federal National Mortgage Association Agency REMIC/CMO:
4.720%, 9-20-12	6,656	7,026
4.780%, 1-25-17	4,735	4,936
5.000%, 11-25-17	11,640	12,277
5.500%, 12-25-17	8,381	8,983
5.000%, 9-25-18	1,500	1,564
4.500%, 2-25-28	2,038	2,102
5.500%, 7-15-32	5,000	5,280
5.500%, 10-25-32	1,000	1,050
5.000%, 12-15-34	5,000	5,166
4.500%, 5-25-37	6,932	7,138
4.000%, 3-25-39	5,812	5,902
Federal National Mortgage Association Agency REMIC/CMO (Interest Only), (D)
5.500%, 11-25-36	1,338	195
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9-1-17	10,116	10,756
4.500%, 9-1-19	10,138	10,542
5.500%, 2-1-22	11,208	11,935
6.000%, 6-1-22	6,097	6,522
5.500%, 11-1-22	1,149	1,225
5.000%, 4-1-28	6,422	6,646
5.000%, 5-1-28	1,766	1,827
5.000%, 6-25-32	3,250	3,384
6.000%, 7-1-38	4,895	5,190
Government National Mortgage Association Agency REMIC/CMO:
4.585%, 8-16-34	1,700	1,772
5.000%, 4-16-39	4,867	5,044
		178,786

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 30.49%		$237,867

(Cost: $235,741)

UNITED STATES GOVERNMENT OBLIGATIONS - 14.14%

Treasury Obligations
United States Treasury Notes:
4.000%, 4-15-10	5,000	5,054
2.625%, 5-31-10	5,000	5,049
4.500%, 11-15-10	5,000	5,174
4.500%, 2-28-11	5,000	5,219
5.125%, 6-30-11	5,000	5,313
5.000%, 8-15-11	3,000	3,199
4.625%, 8-31-11	10,000	10,604
4.500%, 11-30-11	6,000	6,389
4.625%, 2-29-12	5,000	5,359
4.750%, 5-31-12	5,000	5,400
4.125%, 8-31-12	4,500	4,811
3.875%, 2-15-13	6,000	6,390
3.375%, 7-31-13	10,000	10,497
4.250%, 8-15-13	6,500	7,014
2.375%, 8-31-14	25,000	24,815
(Cost: $108,536)		$110,287

SHORT-TERM SECURITIES

Commercial Paper (E) - 3.33%
American Honda Finance Corp.,
0.160%, 1-22-10	3,000	3,000
CVS Caremark Corporation,
0.230%, 1-13-10	3,000	3,000
McCormick & Co. Inc.,
0.070%, 1-4-10	4,975	4,975
Toyota Motor Credit Corporation,
0.130%, 2-16-10	10,000	9,998
Wisconsin Electric Power Co.,
0.110%, 1-4-10	5,009	5,009
		25,982
Master Note - 0.19%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (F)	1,453	1,453

Municipal Obligations - 1.92%
California Pollution Control Financing Authority, Pollution Control Refunding Revenue Bonds (Pacific Gas and Electric Company), Series C (JPMorgan Chase Bank),
0.200%, 1-4-10 (F)	15,000	15,000

TOTAL SHORT-TERM SECURITIES - 5.44%		$42,435

(Cost: $42,435)

TOTAL INVESTMENT SECURITIES - 99.17%		$773,651

(Cost: $748,021)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.83%		6,446

NET ASSETS - 100.00%		$780,097

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$ ––	$368,224	$ ––
Municipal Bonds	––	14,838	––
United States Government Agency Obligations	––	237,867	––
United States Government Obligations	––	110,287	––
Short-Term Securities	––	42,435	––

Total Investments in Securities	$ ––	$773,651	$ ––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities

Beginning Balance 4-1-09	$3,103
Net realized gain (loss)	140
Net unrealized appreciation (depreciation)	(99)
Net purchases (sales)	(3,144)
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 12-31-09	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$––

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2009, the total value of these securities amounted to $36,303 or 4.65% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2009, the total value of these securities amounted to $18,703 or 2.40% of net assets.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)Rate shown is the yield to maturity at December 31, 2009.

(F)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Mid Cap Growth Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 3.43%
C.H. Robinson Worldwide, Inc.	49	$2,884
Expeditors International of Washington, Inc.	118	4,091
		6,975
Apparel Retail - 3.99%
J. Crew Group, Inc. (A)	100	4,480
Urban Outfitters, Inc. (A)	103	3,607
		8,087
Apparel, Accessories & Luxury Goods - 0.83%
lululemon athletica inc. (A)	56	1,694

Application Software - 2.49%
Solera Holdings, Inc.	141	5,072

Auto Parts & Equipment - 0.98%
BorgWarner Inc.	60	1,993

Automotive Retail - 0.74%
Penske Automotive Group, Inc.	100	1,512

Brewers - 0.93%
Molson Coors Brewing Company, Class B	42	1,901

Casinos & Gaming - 0.46%
Las Vegas Sands, Inc. (A)	63	940

Catalog Retail - 0.74%
Coldwater Creek Inc. (A)	339	1,514

Computer Storage & Peripherals - 3.71%
NetApp, Inc. (A)	154	5,280
QLogic Corporation (A)	121	2,275
		7,555
Construction & Engineering - 1.03%
Quanta Services, Inc. (A)	101	2,104

Consumer Finance - 1.86%
Discover Financial Services	257	3,774

Data Processing & Outsourced Services - 4.97%
Global Payments Inc.	72	3,859
Paychex, Inc.	204	6,241
		10,100
Department Stores - 1.08%
Nordstrom, Inc.	59	2,202

Distillers & Vintners - 1.53%
Brown-Forman Corporation, Class B	58	3,108

Electrical Components & Equipment - 2.83%
Cooper Industries, Ltd., Class A	46	1,951
Hubbell Incorporated, Class B	39	1,828
Roper Industries, Inc.	38	1,982
		5,761
Food Retail - 3.24%
Whole Foods Market, Inc. (A)	240	6,588

Gas Utilities - 1.99%
Equitable Resources, Inc.	92	4,043

Health Care Distributors - 1.58%
Henry Schein, Inc. (A)	61	3,206

Health Care Equipment - 5.44%
Hologic, Inc. (A)	243	3,527
Hospira, Inc. (A)	94	4,807
Intuitive Surgical, Inc. (A)	6	1,683
Wright Medical Group, Inc. (A)	55	1,039
		11,056
Health Care Supplies - 1.99%
DENTSPLY International Inc.	115	4,052

Hotels, Resorts & Cruise Lines - 1.93%
Royal Caribbean Cruises Ltd. (A)	81	2,048
Starwood Hotels & Resorts Worldwide, Inc.	52	1,885
		3,933
Industrial Machinery - 4.92%
Donaldson Company, Inc.	52	2,191
Flowserve Corporation	10	936
IDEX Corporation	139	4,321
Kaydon Corporation	71	2,544
		9,992
Internet Software & Services - 1.48%
DealerTrack Holdings, Inc. (A)	161	3,020

Investment Banking & Brokerage - 3.21%
Lazard Group LLC	87	3,296
TD Ameritrade Holding Corporation (A)	168	3,248
		6,544
Oil & Gas Equipment & Services - 2.55%
Dresser-Rand Group Inc. (A)	77	2,447
National Oilwell Varco, Inc.	62	2,729
		5,176
Oil & Gas Exploration & Production - 3.58%
Noble Energy, Inc.	72	5,149
Ultra Petroleum Corp. (A)	43	2,151
		7,300
Packaged Foods & Meats - 2.40%
Hershey Foods Corporation	79	2,809
Ralcorp Holdings, Inc. (A)	35	2,063
		4,872
Paper Packaging - 1.42%
Sealed Air Corporation	42	908
Sonoco Products Company	68	1,994
		2,902
Pharmaceuticals - 2.57%
Allergan, Inc.	83	5,230

Publishing - 2.26%
Meredith Corporation	149	4,597

Real Estate Management & Development - 0.24%
CB Richard Ellis Group, Inc., Class A (A)	35	479

Regional Banks - 1.77%
Signature Bank (A)	113	3,598

Research & Consulting Services - 0.78%
Verisk Analytics, Inc., Class A (A)	52	1,588

Restaurants - 2.73%
Chipotle Mexican Grill, Inc., Class A (A)	24	2,138
P.F. Chang's China Bistro, Inc. (A)	90	3,406
		5,544
Semiconductors - 6.37%
Linear Technology Corporation	107	3,268
Microchip Technology Incorporated	212	6,163
NVIDIA Corporation (A)	188	3,520
		12,951
Specialized Finance - 1.34%
CME Group Inc.	8	2,721

Specialty Chemicals - 1.01%
RPM International Inc.	101	2,045

Specialty Stores - 1.91%
PetSmart, Inc.	145	3,882

Systems Software - 0.82%
ArcSight, Inc. (A)	65	1,668

Thrifts & Mortgage Finance - 0.96%
People's United Financial, Inc.	117	1,951

Trading Companies & Distributors - 2.58%
Fastenal Company	126	5,245

Trucking - 1.59%
J.B. Hunt Transport Services, Inc.	47	1,527
Knight Transportation, Inc.	89	1,709
		3,236

TOTAL COMMON STOCKS - 94.26%		$191,711

(Cost: $162,371)

CORPORATE DEBT SECURITIES - 0.12%	Principal

Health Care Equipment
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	$280	$245
(Cost: $219)

SHORT-TERM SECURITIES - 5.55%

Commercial Paper (B)
Citigroup Funding Inc.,
0.160%, 1-22-10	2,500	2,500
ITT Corporation,
0.090%, 1-4-10	3,780	3,779
River Fuel Trust #1 (Bank of New York (The)),
0.230%, 1-15-10	2,000	2,000
Wisconsin Electric Power Co.,
0.110%, 1-4-10	3,000	3,000
(Cost: $11,279)		$11,279

TOTAL INVESTMENT SECURITIES - 99.93%		$203,235

(Cost: $173,869)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.07%		138

NET ASSETS - 100.00%		$203,373

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$191,711	$––	$ ––
Corporate Debt Securities	––	245	––
Short-Term Securities	––	11,279	––

Total Investments in Securities	$191,711	$11,524	$ ––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Call Options	Written Options

Beginning Balance 4-1-09	$270	$(647)
Net realized gain (loss)	783	599
Net unrealized appreciation (depreciation)	515	(37)
Net purchases (sales)	(1,568)	85
Transfers in and/or (out) of Level 3 during the period	––	––

Ending Balance 12-31-09	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$––	$––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

SCHEDULE OF INVESTMENTS
Ivy Money Market Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper (A)
Corporacion Andina de Fomento:
1.370%, 2-12-10	$6,300	$6,290
1.140%, 4-13-10	3,000	2,990
1.090%, 10-5-10	2,800	2,777
1.110%, 10-15-10	2,700	2,676

Total Commercial Paper - 5.14%		14,733

Commercial Paper (backed by irrevocable bank letter of credit) (A)
Baystate Health, Inc. (Bank of America, N.A.),
0.200%, 1-6-10	2,701	2,701
COFCO Capital Corp. (Rabobank Nederland):
0.300%, 1-7-10	5,557	5,557
0.330%, 1-14-10	4,846	4,845
River Fuel Company #2, Inc. (Bank of New York (The)),
0.220%, 1-29-10	8,934	8,932
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.290%, 1-29-10	101	101
River Fuel Trust #1 (Bank of New York (The)):
0.230%, 1-15-10	4,214	4,214
0.250%, 3-15-10	1,000	999

Total Commercial Paper (backed by irrevocable bank letter of credit) - 9.53%		27,349

Master Note - 0.13%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (B)	377	377

Notes
3M Company,
5.610%, 12-12-10	10,000	10,495
American Honda Finance Corp.:
0.631%, 1-29-10 (C)	5,000	4,989
0.678%, 2-5-10 (C)	2,100	2,095
1.773%, 2-16-10 (B)	1,000	1,000
Bank of America Corporation,
4.500%, 8-1-10	4,000	4,073
Bank of America Corporation (Federal Deposit Insurance Corporation),
0.284%, 3-15-10 (B)(D)	16,250	16,250
Bank of America, N.A.:
0.657%, 1-22-10 (B)	4,900	4,900
0.873%, 2-12-10 (B)	3,000	2,988
Bear Stearns Companies Inc. (The) (JPMorgan Chase & Co.),
0.391%, 2-18-10 (B)	2,150	2,149
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (C)	8,400	8,467
BP Capital Markets p.l.c.,
0.385%, 3-11-10 (B)	1,500	1,500
Citibank, N.A. (Federal Deposit Insurance Corporation),
0.301%, 3-30-10 (B)(D)	7,800	7,800
Citigroup Funding Inc.:
1.325%, 2-8-10 (B)	2,000	1,997
0.423%, 2-13-10 (B)	1,530	1,526
0.421%, 2-18-10 (B)	1,500	1,498
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
0.381%, 1-29-10 (B)(D)	3,500	3,500
Citigroup Inc.:
4.625%, 8-3-10	6,115	6,222
6.500%, 1-18-11	2,680	2,803
Countrywide Financial Corporation,
4.500%, 6-15-10	2,500	2,537
IBM International Group Capital LLC (International Business Machines Corporation),
0.496%, 2-26-10 (B)	1,500	1,500
John Deere Capital Corporation:
4.125%, 1-15-10	1,600	1,601
0.706%, 2-26-10 (C)	1,500	1,499
JPMorgan Chase & Co.,
0.331%, 3-25-10 (B)	1,400	1,398
Praxair Inc.,
0.346%, 2-26-10 (B)	2,000	2,000
Procter & Gamble Company (The),
0.285%, 2-8-10 (B)	1,500	1,500
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.525%, 2-8-10 (C)	750	750
Rabobank Nederland,
0.273%, 2-16-10 (B)	1,500	1,500
Roche Holdings, Inc.,
1.262%, 2-25-10 (C)	10,200	10,202
Royal Bank of Scotland PLC (The),
0.981%, 1-28-10 (B)	9,000	9,000
Toyota Motor Credit Corporation,
1.304%, 1-15-10 (C)	3,000	3,000
Wells Fargo & Company,
4.200%, 1-15-10	1,000	1,001

Total Notes - 42.44%		121,740

Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corporation, Variable/Fixed Rate Taxable Demand Revenue Bonds, Series 2000 (Wachovia Bank, N.A.),
0.290%, 1-7-10 (B)	1,935	1,935
Industrial Development Corporation of the Port of Bellingham, Environmental Facilities Industrial Revenue Bonds (BP West Coast Products LLC Project), Series 2009 (BP p.l.c.) (Wachovia Bank, N.A.),
0.230%, 2-1-10	1,000	1,000
The Academy of the New Church, Taxable Variable Rate Demand Bonds, Series 2008 (Wachovia Bank, N.A.),
0.240%, 1-7-10 (B)	3,000	3,000
Trap Rock Industries, Inc., Taxable Variable Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
0.240%, 1-7-10 (B)	1,810	1,810

Total Notes (backed by irrevocable bank letter of credit) - 2.70%		7,745

TOTAL CORPORATE OBLIGATIONS - 59.94%		$171,944

(Cost: $171,944)

MUNICIPAL OBLIGATIONS

California - 1.64%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997A (BP p.l.c.),
0.240%, 3-1-10	1,500	1,500
City of Los Angeles, Wastewater System Subordinate Revenue Bonds, Variable Rate Refunding, Series 2008-G (Bank of America, N.A.),
0.190%, 1-4-10 (B)	3,200	3,200
		4,700
Colorado - 1.06%
Colorado Health Facilities Authority, Variable Rate Revenue Bonds (Exempla, Inc.), Series 2009A (U.S. Bank N.A.),
0.200%, 1-6-10 (B)	750	750
The Town of Castle Rock, Colorado, Certificates of Participation, Series 2008 (Wells Fargo Bank, N.A.),
0.250%, 1-4-10 (B)	2,300	2,300
		3,050
Georgia - 5.77%
Development Authority of Richmond County, Variable Rate Demand Revenue Bonds (Family Y Project), Series 2004 (Bank of America N.A.),
0.250%, 1-7-10 (B)	3,265	3,265
Municipal Electric Authority of Georgia (MEAG):
0.470%, 1-6-10	9,773	9,773
0.680%, 2-4-10	3,500	3,500
		16,538
Illinois - 7.71%
City of Chicago, General Obligation Tender Notes, Taxable Series 2009 (U.S. Bank N.A.),
1.340%, 7-8-10	6,500	6,501
Illinois Finance Authority, Variable Rate Demand Revenue Bonds, Series 2009 (The Carle Foundation) (JPMorgan Chase Bank, N.A.),
0.200%, 1-4-10 (B)	700	700
State of Illinois, General Obligation Certificates of August, 2009,
2.000%, 6-10-10	11,750	11,797
State of Illinois, General Obligation Certificates of May, 2009,
4.000%, 4-26-10	3,100	3,127
		22,125
Indiana - 2.93%
City of Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North America Inc. Project), Series 2005 (BP p.l.c.),
0.230%, 1-4-10 (B)	1,900	1,900
City of Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North America Inc. Project), Series 2009 (BP p.l.c.),
0.230%, 2-1-10	1,000	1,000
City of Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products North America Inc. Project), Series 2002C (BP p.l.c.),
0.230%, 1-4-10 (B)	500	500
Indiana Finance Authority, Health System Revenue Bonds, Series 2009H (Sisters of St. Francis Health Services, Inc. Obligated Group) (JPMorgan Chase Bank),
0.220%, 1-6-10 (B)	5,000	5,000
		8,400
Louisiana - 4.36%
Louisiana Public Facilities Authority, Revenue Bonds (Air Products and Chemicals Project), Series 2009A (The Bank of New York Mellon Trust Company, N.A.),
0.290%, 1-6-10 (B)	7,000	7,000
Louisiana Public Facilities Authority, Variable Rate Revenue Refunding Bonds, Series 2009B-1 (The Bank of New York Mellon Trust Company, N.A.),
0.170%, 1-6-10 (B)	2,000	2,000
Parish of St. Bernard, State of Louisiana, Exempt Facility Revenue Bonds (Mobil Oil Corporation Project), Series 1996 (Exxon Mobil Corporation),
0.200%, 1-4-10 (B)	3,500	3,500
		12,500
Maryland - 0.71%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A (Wachovia Bank, N.A.),
0.240%, 1-6-10 (B)	2,045	2,045

Mississippi - 1.72%
Mississippi Business Finance Corporation, Adjustable Mode Industrial Development Revenue Bonds (Belk, Inc. Project), Series 2005 (Wachovia Bank, N.A.),
0.240%, 1-7-10 (B)	4,925	4,925

Missouri - 0.35%
City of Kansas City, Missouri, Variable Rate Demand Taxable Special Obligation Refunding Bonds (President Hotel Redevelopment Project), Series 2009B (JPMorgan Chase & Co.),
0.280%, 1-6-10 (B)	1,000	1,000

New York - 3.03%
New York State Housing Finance Agency, Archstone Westbury Housing Revenue Bonds, Series A (Bank of America, N.A.),
0.270%, 1-4-10 (B)	6,700	6,700
New York State Housing Finance Agency, Related-Caroline Apartments Housing Revenue Bonds, 2008 Series A (Federal Home Loan Mortgage Corporation),
0.300%, 1-1-10 (B)	2,000	2,000
		8,700
Ohio - 0.77%
County of Lucas, Ohio, Taxable Arena Improvement Notes, Series 2009, General Obligation Bond, Anticipation Notes,
1.750%, 7-22-10	2,200	2,203

Tennessee - 0.52%
The Public Building Authority of the County of Montgomery, Tennessee, Adjustable Rate Pooled Financing, Revenue Bonds, Series 2008 (Tennessee County Loan Pool) (Bank of America, N.A.),
0.260%, 1-1-10 (B)	1,500	1,500

Texas - 1.74%
Port Arthur Navigation District Industrial Development Corporation, Exempt Facilities Revenue Bonds (Air Products Project), Series 2005 (Air Products and Chemicals, Inc.),
0.250%, 1-4-10 (B)	3,000	3,000
West Side Calhoun County Navigation District (Texas), Sewage and Solid Waste Disposal Revenue Bonds (BP Chemicals Inc. Project) Series 1996 (British Petroleum Company p.l.c. (The)),
0.230%, 1-4-10 (B)	2,000	2,000
		5,000
Virginia - 0.70%
Peninsula Ports Authority of Virginia, Coal Terminal Revenue Refunding Bonds (Dominion Terminal Associates Project), Series 1987-A (U.S. Bank, N.A.),
0.220%, 1-6-10	2,000	2,000

Washington - 0.94%
Industrial Development Corporation of the Port of Bellingham (Washington), Environmental Facilities Industrial Revenue Bonds (BP West Coast Products LLC Project), Series 2003 (BP p.l.c.),
0.230%, 1-4-10 (B)	2,700	2,700

Wisconsin - 2.88%
City of Ladysmith, Wisconsin, Variable Rate Demand, Industrial Development Revenue Bonds, Series 2009A (Wells Fargo Bank, National Association),
0.290%, 1-7-10 (B)	3,500	3,500
Wisconsin Health and Educational Facilities Authority Variable Rate, Demand Revenue Bonds, Series 1998B (Wausau Hospital, Inc.) (JPMorgan Chase Bank, N.A.),
0.250%, 1-4-10 (B)	770	770
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2008-A (U.S. Bank N.A.),
0.600%, 12-2-10	4,000	4,000
		8,270

TOTAL MUNICIPAL OBLIGATIONS - 36.83%		$105,656

(Cost: $105,656)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

United States Government Agency Obligations
Overseas Private Investment Corporation:
0.160%, 1-6-10 (B)	2,000	2,000
0.160%, 1-6-10 (B)	2,000	2,000
0.160%, 1-6-10 (B)	1,302	1,302
0.160%, 1-6-10 (B)	1,200	1,200
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.504%, 1-15-10 (B)	2,048	2,048

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.98%		$8,550

(Cost: $8,550)

TOTAL INVESTMENT SECURITIES - 99.75%		$286,150

(Cost: $286,150)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.25%		712

NET ASSETS - 100.00%		$286,862

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Level 1		Level 2	Level 3

Assets
Investments in Securities
Corporate Obligations	$ ––	$171,944	$ ––
Municipal Obligations	––	105,656	––
United States Government Agency Obligations	––	8,550	––

Total Investments in Securities	$ ––	$286,150	$ ––

(A)Rate shown is the yield to maturity at December 31, 2009.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(D)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

SCHEDULE OF INVESTMENTS
Ivy Municipal Bond Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama - 3.14%
The Special Care Facilities Financing Authority of the City of Birmingham - Children's Hospital, Health Care Facility Revenue Bonds, Children's Hospital Series 2009,
6.000%, 6-1-39	$750	$789
The Water Works Board of the City of Birmingham (Alabama), Water Revenue Bonds, Series 2009-A,
5.125%, 1-1-34	750	780
The Public Education Building Authority of the City of Tuscaloosa, Student Housing Revenue Bonds (Ridgecrest Student Housing, LLC University of Alabama Ridgecrest Residential Project), Series 2008,
6.750%, 7-1-33	500	571
		2,140
Arizona - 2.12%
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
1.250%, 2-1-42 (A)	125	112
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.100%, 1-1-13	220	222
Rio Nuevo Multipurpose Facilities District (City of Tucson, Arizona) Subordinate Lien Excise Tax Revenue Bonds, Series 2008,
6.625%, 7-15-25	500	580
University Medical Center Corporation (Tucson, Arizona), Hospital Revenue Bonds, Series 2009,
6.500%, 7-1-39	500	529
		1,443
California - 11.87%
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West), Series 2009A,
5.750%, 9-1-39	500	502
California Municipal Finance Authority,
5.500%, 2-1-39	460	412
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project) Series 2002B,
5.250%, 6-1-23	415	418
State of California, Various Purpose General Obligation Bonds:
5.000%, 2-1-22	495	498
6.500%, 4-1-33	1,000	1,077
6.000%, 11-1-39	500	512
State of California Various Purpose General Obligation Bonds,
5.250%, 10-1-29	500	490
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.500%, 11-1-15	250	275
California Statewide Communities Development Authority, Insured Revenue Bonds (Henry Mayo Newhall Memorial Hospital), Series 2007A,
5.000%, 10-1-37	500	427
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
6.750%, 6-1-39	200	235
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.000%, 6-1-43	1,000	1,116
Los Angeles Unified School District (County of Los Angeles, California), General Obligation Bonds, Election of 2005, Series F (2009),
5.000%, 1-1-34	500	502
Certificates of Participation, Evidencing Proportionate Interests of the Holders Thereof in Installment Payments to be Paid by Palomar Pomerado Health, San Diego County, California,
6.750%, 11-1-39	250	249
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.500%, 8-1-29	200	236
County of Sacramento, Airport System Subordinate and PFC/Grant Revenue Bonds, Series 2009,
5.125%, 7-1-25	500	522
Southern California Public Power Authority, Transmission Project Revenue Bonds, 2008 Subordinate Series B (Southern Transmission Project),
6.000%, 7-1-27	500	568
Upland Unified School District (San Bernardino County, California), Election of 2008 General Obligation Bonds, Series A,
0.000%, 8-1-31 (B)	150	44
		8,083
Colorado - 3.10%
Joint School District No. 28J, Adams and Arapahoe Counties, Colorado, General Obligation Bonds, Series 2008,
6.000%, 12-1-28	500	573
Certificates of Participation, Series 2008, Adams 12 Five Star Schools, Adams County and City and County of Broomfield, Colorado,
5.000%, 12-1-25	500	534
Colorado Housing and Finance Authority, Single Family Mortgage Class I Bonds, 2009 Series A,
5.500%, 11-1-29	500	522
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008,
6.125%, 12-1-30	500	484
		2,113
Connecticut - 0.59%
Capital City Economic Development Authority, Parking and Energy Fee Revenue Bonds, 2008 Series D,
5.000%, 6-15-22	370	403

District Of Columbia - 2.92%
District of Columbia, Hospital Revenue Bonds (Sibley Memorial Hospital Issue), Series 2009,
6.375%, 10-1-39	500	524
District of Columbia (Washington, D.C.), General Obligation Refunding Bonds, Series 2008F,
5.000%, 6-1-19	1,000	1,115
Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Revenue Bonds, Series 2009C,
0.000%, 10-1-41 (B)	500	349
		1,988
Florida - 7.38%
Brevard County, Florida, Industrial Development Revenue Bonds (TUFF Florida Tech Project), Series 2009,
6.750%, 11-1-39	500	496
Brevard County Health Facilities Authority, Health Facilities Revenue Bonds, Series 2009B (Health First, Inc. Project),
7.000%, 4-1-39	500	549
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008A (University Community Hospital),
5.625%, 8-15-29	390	320
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008B (University Community Hospital),
8.000%, 8-15-32	600	657
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.250%, 10-1-19	250	261
Miami-Dade County, Florida, General Obligation Bonds (Building Better Communities Program), Series 2008B,
6.250%, 7-1-26	500	568
Miami-Dade County, Florida, Miami International Airport (Hub of the AmericasSM), Aviation Revenue Bonds, Series 2009A,
5.500%, 10-1-36	500	508
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008B,
5.250%, 10-1-22	500	546
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008C,
5.000%, 10-1-17	500	565
City of Port St. Lucie, Florida, Special Assessment Refunding Bonds, Series 2008A (City Center Special Assessment District),
5.750%, 7-1-20	500	556
		5,026
Georgia - 1.58%
City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B,
5.375%, 11-1-39	500	511
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Series 2008D,
5.750%, 1-1-20	500	564
		1,075
Illinois - 2.56%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.000%, 5-1-26	240	195
5.700%, 5-1-36	250	207
City of Chicago, General Obligation Bonds, Project and Refunding, Series 2004A,
5.250%, 1-1-21	250	267
Illinois Finance Authority, Revenue and Refunding Bonds, Series 2009 (Roosevelt University Project),
6.500%, 4-1-39	500	501
Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2008B,
5.500%, 7-1-19	500	572
		1,742
Indiana - 4.96%
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.750%, 7-1-18	500	550
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.500%, 1-15-16	255	255
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.000%, 1-15-17	500	507
Indiana Health and Educational Facility Financing Authority, Hospital Revenue Bonds, Series 2007 (Community Foundation of Northwest Indiana Obligated Group),
5.500%, 3-1-37	250	235
Indiana Finance Authority, Facilities Revenue Refunding Bonds, Series 2008C (Miami Correctional Facility-Phase II),
5.000%, 7-1-17	500	547
Mt. Vernon School Building Corporation of Hancock County, Hancock County, Indiana, First Mortgage Bonds, Series 2007,
5.250%, 1-15-32	500	526
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.750%, 7-15-17	675	756
		3,376
Iowa - 1.52%
City of Altoona, Iowa, Annual Appropriation Urban Renewal Tax Increment Revenue Bonds, Series 2008,
6.000%, 6-1-34	1,000	1,038

Kansas - 1.11%
Arkansas City, Kansas Public Building Commission, Revenue Bonds, Series 2009 (South Central Kansas Regional Medical Center),
7.000%, 9-1-38	500	522
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1,
6.300%, 12-1-32	100	104
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.650%, 6-1-35	125	128
		754
Kentucky - 2.13%
Commonwealth of Kentucky, State Property and Buildings Commission, Revenue and Revenue Refunding Bonds, Project No. 90,
5.750%, 11-1-19	500	580
The Turnpike Authority of Kentucky, Economic Development Road Revenue Bonds (Revitalization Projects), 2008 Series A,
5.000%, 7-1-16	330	369
Louisville Regional Airport Authority, Airport System Revenue Bonds, 2008 Series A,
5.250%, 7-1-28	500	501
		1,450
Louisiana - 0.81%
New Orleans Aviation Board, Revenue Refunding Bonds (Restructuring GARBs), Series 2009 A-1,
6.000%, 1-1-23	500	553

Maryland - 1.46%
Maryland Economic Development Corporation, Pollution Control Revenue Refunding Bonds (Potomac Electric Project), 2006 Series,
6.200%, 9-1-22	500	571
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds),
5.375%, 3-1-15	405	421
		992
Massachusetts - 1.49%
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue H, Series 2008,
6.125%, 1-1-22	395	395
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue I, Series 2009,
6.000%, 1-1-28	415	445
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007 A,
5.750%, 11-15-42	250	177
		1,017
Michigan - 2.57%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.250%, 4-1-23	200	158
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	5	5
City of Kalamazoo, Hospital Finance Authority, Hospital Revenue Refunding Bonds, (Bronson Methodist Hospital), Series 2003A,
5.000%, 5-15-26	500	501
State Building Authority, State of Michigan, 2008 Revenue and Revenue Refunding Bonds, Series I (Facilities Program),
5.000%, 10-15-18	305	325
State Building Authority, State of Michigan, 2006 Revenue Refunding Bonds, Series IA (Facilities Program),
0.000%, 10-15-22 (B)	1,000	523
Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Henry Ford Health System) Series 2009,
5.750%, 11-15-39	250	241
		1,753
Minnesota - 1.27%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.000%, 5-1-22	500	501
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.600%, 9-1-19	400	364
		865
Mississippi - 1.18%
The University of Southern Mississippi, S.M. Educational Building Corporation, Revenue Bonds, Series 2009 (Campus Facilities Improvements Project),
5.375%, 9-1-36	750	805

Missouri - 5.90%
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.250%, 3-1-24	200	176
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	175	112
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
5.550%, 10-1-36	250	167
The Industrial Development Authority of the County of Grundy, Missouri, Health Facilities Revenue Bonds (Wright Memorial Hospital), Series 2009,
6.750%, 9-1-34	100	99
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.900%, 3-1-24	200	200
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.500%, 3-1-16	350	368
Public Water Supply District No. 1 of Lincoln County, Missouri, Certificates of Participation, Series 2009,
6.750%, 6-15-35	500	511
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds (The Children's Mercy Hospital), Series 2009,
5.625%, 5-15-39	500	501
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A,
5.250%, 12-1-19	65	66
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2009A,
6.625%, 4-1-33	500	528
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D,
6.000%, 3-1-36	130	134
The Industrial Development Authority of the County of Platte County, Missouri, Transportation Revenue Bonds (Zona Rosa Phase II Retail Project), Series 2007,
6.850%, 4-1-29	250	226
Platte County R-III School District Building Corporation, Leasehold Refunding and Improvement Revenue Bonds, Series 2008 (Platte County R-III School District of Platte County, Missouri Project),
5.000%, 3-1-28	340	358
The Industrial Development Authority of St. Joseph, Missouri, Special Obligation Revenue Bonds (City of St. Joseph, Missouri - Sewerage System Improvements Project), Series 2007,
4.375%, 4-1-18	100	102
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.500%, 9-1-28	500	471
		4,019
Nevada - 1.31%
City of Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,
8.000%, 6-15-30	500	578
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, (Series 2008),
6.500%, 12-1-18	290	316
		894
New Hampshire - 1.16%
New Hampshire Health and Education Facilities Authority, FHA Insured Mortgage Revenue Bonds, LRGHealthcare Issue, Series 2009,
7.000%, 4-1-38	250	279
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2008 Series,
6.000%, 7-1-38	500	512
		791
New Jersey - 1.96%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health Issue, Series 2009A,
5.500%, 7-1-38	500	524
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2005 Series O,
5.125%, 3-1-30	250	256
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 2003 Series B-2,
5.000%, 12-15-16	500	557
		1,337
New Mexico - 0.91%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D,
6.000%, 1-1-37	85	89
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2008 Series D-2,
5.250%, 7-1-30	500	528
		617
New York - 2.92%
New York City Industrial Development Agency, Pilot Revenue Bonds, Series 2009A (Yankee Stadium Project):
0.000%, 3-1-25 (B)	500	219
0.000%, 3-1-26 (B)	500	206
0.000%, 3-1-27 (B)	500	192
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.500%, 12-15-14	500	539
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Fifty-Second Series,
5.750%, 11-1-30	500	544
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	110	109
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	180	178
		1,987
North Carolina - 2.13%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,
6.000%, 1-1-19	250	278
North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (University Health Systems of Eastern Carolina), Series 2008E-2 Bonds,
6.000%, 12-1-36	500	545
North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009B,
0.000%, 1-1-37 (B)	500	95
Town of Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009,
6.000%, 6-1-34	500	534
		1,452
Ohio - 2.21%
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.000%, 12-1-30	150	156
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	500	510
State of Ohio, Major New State Infrastructure Project Revenue Bonds, Series 2008-I,
6.000%, 6-15-17	395	467
Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2007C (Midwest Terminals Project),
6.000%, 11-15-27	480	371
		1,504
Oklahoma - 3.59%
Cleveland County Justice Authority, Sales Tax Revenue Bonds (Cleveland County Detention Facility Project) Series 2009B,
5.750%, 3-1-29	500	524
Grand River Dam Authority, Revenue Bonds, Series 2008A,
5.000%, 6-1-18	905	1,022
The Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Waste Management of Oklahoma, Inc. Project), Series 2004A,
7.000%, 12-1-21	600	624
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.600%, 7-1-14	250	275
		2,445
Oregon - 0.37%
Hospital Facility Authority of Clackamas County, Oregon, Revenue Bonds (Legacy Health System), Series 2009A,
5.500%, 7-15-35	250	255

Pennsylvania - 3.12%
Dauphin County General Authority, Health System Revenue Bonds, Series A of 2009 (Pinnacle Health System Project),
6.000%, 6-1-36	350	358
Lycoming County Authority, Health System Revenue Bonds, Series A of 2009 (Susquehanna Health System Project),
5.750%, 7-1-39	500	486
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series D of 2009,
5.500%, 12-1-41	250	259
City of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series 2008A,
5.250%, 12-15-24	445	472
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.500%, 2-1-18	500	549
		2,124
Rhode Island - 0.76%
Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, 2009 Senior Series A,
6.250%, 12-1-27	500	520

South Carolina - 0.53%
Tobacco Settlement Revenue Management Authority, 5% Tobacco Settlement Asset-Backed Refunding Bonds, Series 2008,
5.000%, 6-1-18	360	361

Tennessee - 0.77%
The Health, Educational and Housing Facility Board of the County of Shelby, Tennessee, Revenue Bonds, Series 2008C, (Methodist Le Bonheur Healthcare),
5.250%, 6-1-18	500	525

Texas - 10.06%
City of Arlington, Texas, Special Tax Revenue Bonds, Series 2008,
5.000%, 8-15-18	300	338
Cass County Industrial Development Corporation (Texas), Environmental Improvement, Revenue Refunding Bonds, 2009 Series A,
9.250%, 3-1-24	500	640
City of El Paso, Texas (El Paso County), Water and Sewer Revenue Refunding Bonds, Series 2008C,
5.000%, 3-1-17	500	563
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Revenue Refunding Bonds (Baylor College of Medicine), Series 2008D,
5.000%, 11-15-16	200	209
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-33	500	455
Howard County, Texas, General Obligation Bonds, Series 2008,
4.650%, 2-15-24	505	499
Lower Colorado River Authority, Refunding Revenue Bonds, Series 2008A,
5.750%, 5-15-23	500	554
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008, First Tier Current Interest Bonds, Series 2008A,
6.000%, 1-1-25	500	533
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008D,
0.000%, 1-1-30 (B)	1,000	312
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.500%, 8-15-19	250	270
Town of Prosper, Texas (Collin County), Combination Tax and Revenue Certificates of Obligation, Series 2008,
5.500%, 2-15-20	500	555
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-36	500	425
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.625%, 11-15-27	250	230
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009,
6.875%, 12-31-39	500	510
Board of Regents, Texas State University System, Revenue Financing System Revenue Bonds, Series 2008,
5.250%, 3-15-19	355	403
Trinity River Authority of Texas (Tarrant County Water Project), Improvement Revenue Bonds, Series 2008,
5.750%, 2-1-26	325	358
		6,854
Vermont - 0.26%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27,
5.500%, 11-1-37	170	176

Virgin Islands - 0.74%
Virgin Islands Public Finance Authority, Subordinated Revenue Bonds (Virgin Islands Matching Fund Loan Note-Cruzan Project), Series 2009A,
6.000%, 10-1-39	500	501

Virginia - 2.02%
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2008 Series E,
5.500%, 7-1-20	500	527
Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2008B,
5.250%, 8-1-22	250	286
Industrial Development Authority of Washington County, Virginia, Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009C,
7.500%, 7-1-29	500	562
		1,375
Washington - 1.46%
Washington Health Care Facilities Authority, Revenue Bonds, Series 2009A (Swedish Health Services),
6.500%, 11-15-33	500	528
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	500	467
		995
West Virginia - 0.71%
West Virginia Hospital Finance Authority, Hospital Revenue Refunding and Improvement Bonds (West Virigina United Health System Obligated Group), 2009 Series C,
5.500%, 6-1-39	500	487

Wisconsin - 0.79%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2009 (Pro Health Care, Inc. Obligated Group),
6.625%, 2-15-39	500	536

Wyoming - 1.14%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.750%, 6-1-34	300	252
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.250%, 1-1-23	500	526
		778

TOTAL MUNICIPAL BONDS - 98.58%		$67,149

(Cost: $64,387)

SHORT-TERM SECURITIES - 0.21%

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	143	$143
(Cost: $143)

TOTAL INVESTMENT SECURITIES - 98.79%		$67,292

(Cost: $64,530)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.21%		825

NET ASSETS - 100.00%		$68,117

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$ ––	$67,149	$ ––
Short-Term Securities	––	143	––

Total Investments in Securities	$ ––	$67,292	$ ––

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(B)Zero coupon bond.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

SCHEDULE OF INVESTMENTS
Ivy Municipal High Income Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Arizona - 3.01%
The Industrial Development Authority of the County of Mohave, Tax Exempt Correctional Facilities Contract Revenue Bonds (Mohave Prison, LLC Expansion Project), Series 2008,
8.000%, 5-1-25	$500	$592
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	65	54
		646
California - 9.95%
California Municipal Finance Authority, Educational Facilities Revenue Bonds (King/Chavez Academies Project), Series 2009A,
8.750%, 10-1-39	100	111
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007A,
5.450%, 2-1-48	60	61
California Statewide Communities Development Authority, Senior Living Revenue Bonds (Southern California Presbyterian Homes), Series 2009,
7.000%, 11-15-29	150	158
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1 Senior Current Interest Bonds,
5.125%, 6-1-47	500	338
Redevelopment Agency of the City of Hollister, Hollister Community Development Project Tax Allocation Bonds, Series 2009 (County of San Benito, California) (Bank Qualified):
6.750%, 10-1-29	75	80
7.000%, 10-1-32	510	550
Certificates of Participation, Evidencing Proportionate Interests of the Holders Thereof in Installment Payments to be Paid by Palomar Pomerado Health, San Diego County, California:
6.625%, 11-1-29	200	200
6.750%, 11-1-39	100	100
Community Facilities District No. 15 (Mission Ranch) of Riverside Unified School District, Special Tax Bonds, 2009 Series A (Improvement Area No. 3):
6.500%, 9-1-29	360	354
6.750%, 9-1-39	70	69
Redevelopment Agency of the City of San Buenaventura, Merged San Buenaventura Redevelopment Project, 2008 Tax Allocation Bonds,
8.000%, 8-1-38	100	112
		2,133
Colorado - 5.59%
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008A,
7.400%, 12-1-38	85	98
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Twin Peaks Charter Academy Project), Series 2008,
7.000%, 11-15-38	230	260
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A,
5.750%, 1-1-37	150	119
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities - Clermont Park Project), Series 2009A,
9.000%, 1-1-34	30	32
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.200%, 12-1-20	80	81
North Range Metropolitan District No. 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2007,
5.500%, 12-15-27	500	375
Wildgrass Metropolitan District (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.200%, 12-1-34	250	234
		1,199
Connecticut - 0.70%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.500%, 1-1-14	150	150

Florida - 4.10%
Brevard County, Florida, Industrial Development Revenue Bonds (TUFF Florida Tech Project), Series 2009:
6.500%, 11-1-29	250	248
6.750%, 11-1-39	250	248
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008B (University Community Hospital),
8.000%, 8-15-32	350	383
		879
Georgia - 1.89%
Development Authority of Clayton County (Georgia),Special Facilities Revenue Bonds (Delta Air Lines, Inc. Project), Series 2009A,
8.750%, 6-1-29	400	406

Guam - 1.72%
Government of Guam, General Obligation Bonds, 2009 Series A:
5.750%, 11-15-14	125	131
7.000%, 11-15-39	230	237
		368
Hawaii - 2.30%
Department of Budget and Finance of the State of Hawaii, Special Purpose Senior Living Revenue Bonds (15 Craigside Project), Series 2009A,
8.750%, 11-15-29	450	493

Illinois - 5.66%
City of Fairview Heights, Illinois, Tax Increment Refunding Revenue Bonds (Shoppes at St. Clair Square Redevelopment Project), Series 2009A,
8.000%, 12-1-28	45	49
Illinois Finance Authority, Revenue Bonds (Three Crowns Park Project), Series 2006A,
5.875%, 2-15-38	100	85
Illinois Finance Authority, Revenue Bonds, Series 2009 (Silver Cross Hospital and Medical Centers),
7.000%, 8-15-44	200	205
Illinois Finance Authority, Revenue Bonds, Series 2009C (Rush University Medical Center Obligated Group),
6.625%, 11-1-39	250	266
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2009 (City of Granite City Project),
8.000%, 1-15-22	100	107
City of Springfield, Sangamon County, Illinois, Special Service Area (Legacy Pointe) Ad Valorem Tax Bonds, Series 2009,
7.875%, 3-1-32	500	501
		1,213
Indiana - 1.53%
Indiana Finance Authority, Educational Facilities Revenue Bonds, Series 2009A (Irvington Community School Project),
9.000%, 7-1-39	175	201
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.350%, 1-15-27	155	127
		328
Kansas - 0.97%
Arkansas City, Kansas Public Building Commission, Revenue Bonds, Series 2009 (South Central Kansas Regional Medical Center),
7.000%, 9-1-38	200	209

Louisiana - 0.96%
New Orleans Aviation Board, Gulf Opportunity Zone CFC Revenue Bonds (Consolidated Rental Car Project) Series 2009A,
6.500%, 1-1-40	200	205

Massachusetts - 1.86%
Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (The Groves in Lincoln Issue), Series 2009A,
7.875%, 6-1-44	200	198
Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (The Groves in Lincoln Issue), Series 2009C-2,
6.250%, 6-1-14	200	200
		398
Michigan - 3.72%
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2001(C-1),
7.000%, 7-1-27	200	235
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2003(B),
7.500%, 7-1-33	200	237
City of Royal Oak Hospital Finance Authority, Hospital Revenue and Refunding Bonds (William Beaumont Hospital Obligated Group), Series 2009V,
8.250%, 9-1-39	150	177
City of Royal Oak Hospital Finance Authority, Hospital Revenue and Refunding Bonds (William Beaumont Hospital Obligated Group), Series 2009W,
6.000%, 8-1-39	150	148
		797
Missouri - 9.29%
City of Arnold, Missouri, Real Property Tax Increment Revenue Bonds (Arnold Triangle Redevelopment Project), Series 2009A,
7.750%, 5-1-28	200	214
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2006,
5.625%, 3-1-25	300	243
The Industrial Development Authority of the City of Bridgeton, Missouri, Sales Tax Revenue Bonds, Series 2008A (Hilltop Community Improvement District Project),
5.875%, 11-1-35	250	182
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	200	128
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.750%, 3-1-27	110	93
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project),
5.000%, 11-1-23	180	152
The Industrial Development Authority of the City of Kansas City, Missouri, Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.250%, 1-1-24	100	88
6.500%, 1-1-35	100	83
Lakeside 370 Levee District (St. Charles County, Missouri), Levee District Improvement Bonds, Series 2008,
7.000%, 4-1-28	250	244
City of Liberty, Missouri, Tax Increment Revenue Bonds (Liberty Triangle Project), Series 2007,
5.500%, 10-1-22	260	222
Missouri Development Finance Board, Research Facility Revenue Bonds, Series 2007 (Midwest Research Institute Project),
4.500%, 11-1-27	225	175
University Place Transportation Development District (St. Louis County, Missouri), Subordinate Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2009,
7.500%, 4-1-32	150	167
		1,991
Nevada - 3.52%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003,
6.100%, 8-1-18	95	92
City of Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,
6.000%, 6-15-15	325	351
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, Series 2008,
8.000%, 12-1-38	265	312
		755
New Jersey - 3.89%
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999:
6.250%, 9-15-19	115	106
6.400%, 9-15-23	240	220
New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B,
7.500%, 12-1-32	450	507
		833
New York - 0.88%
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.125%, 8-1-11	100	100
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	90	89
		189
Ohio - 4.16%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007,
6.500%, 6-1-47	150	123
Greene County Port Authority, Adult Service Facility Revenue Bonds, Series 2009 (Greene, Inc. Project),
7.500%, 12-1-33	100	110
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Valley Electric Corporation Project) Series 2009E,
5.625%, 10-1-19	400	407
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	300	252
		892
Oklahoma - 0.76%
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005,
6.000%, 11-15-38	200	164

Pennsylvania - 0.67%
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital),
7.300%, 7-1-12	70	65
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), Series 2004A,
4.700%, 11-1-21	75	79
		144
Puerto Rico - 1.01%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A,
6.375%, 8-1-39	200	217

South Carolina - 2.34%
South Carolina Jobs-Economic Development Authority, Student Housing Revenue Bonds (Coastal Housing Foundation, LLC Project), Series 2009A,
6.500%, 4-1-42	500	502

Texas - 17.46%
Alliance Airport Authority, Inc., Special Facilities Revenue Bonds, Series 1991 (American Airlines, Inc. Project),
7.000%, 12-1-11	100	96
Cass County Industrial Development Corporation (Texas), Environmental Improvement Revenue Bonds, 2009 Series A,
9.500%, 3-1-33	100	124
City of Hackberry, Texas (A municipal corporation of the
      State of Texas located in Denton County), Combination
      Special Assessment and Contract Revenue Road Bonds,
      Series 2009A (Hackberry Hidden Cove Public Improvement
      District No. 2 Project),

9.000%, 9-1-38	250	256
City of Hackberry Texas, Combination Special Assessment and Contract Revenue Road Bonds, Series 2009A (Hackberry Hidden Cove Public Improvement District No. 2 Project),
8.625%, 9-1-29	100	103
Harris County Cultural Education Facilities Finance Corporation, Revenue Refunding Bonds, Senior Series 2009 (Space Center Houston Project),
7.000%, 8-15-28	500	501
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-38	150	135
La Vernia Higher Education Finance Corporation (Winfree Academy Charter School), Education Revenue Bonds, Series 2009,
9.000%, 8-15-38	100	118
KIPP, Inc., Education Revenue Bonds, Series 2009A (Issued by La Vernia Higher Education Finance Corporation),
6.375%, 8-15-44	500	491
Lufkin Health Facilities Development Corporation, Revenue Refunding and Improvement Bonds (Memorial Health System of East Texas), Series 2009,
6.250%, 2-15-37	500	484
City of Pharr, Texas Higher Education Finance Authority, Education Revenue Bonds (Idea Public Schools), Series 2009A:
6.250%, 8-15-29	100	99
6.500%, 8-15-39	200	200
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-26	250	225
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.625%, 11-15-27	250	230
Tarrant County Cultural Education Facilities Finance Corporation, Charter School Revenue Bonds (Trinity Basin Preparatory Project), Series 2009A,
7.750%, 6-1-39	155	171
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009,
6.875%, 12-31-39	500	509
		3,742
Utah - 1.68%
Municipal Building Authority of Uintah County, Utah, Lease Revenue Bonds, Series 2008A,
5.300%, 6-1-28	350	361

Virginia - 4.35%
Economic Development Authority of James City County, Virginia, Residential Care Facility Revenue Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007A,
5.500%, 7-1-37	300	170
Industrial Development Authority of the City of Lexington, Virginia, Hospital Facility Revenue Bonds (Stonewall Jackson Hospital), Series 2000:
7.000%, 7-1-25	215	216
7.000%, 7-1-30	155	155
Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.000%, 9-1-26	65	62
Industrial Development Authority of Smyth County (Virginia), Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009B,
8.000%, 7-1-38	135	155
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007B-1 Senior Current Interest Bonds,
5.000%, 6-1-47	250	174
		932
Washington - 0.80%
Washington Health Care Facilities Authority, Revenue Bonds, Series 2008 (Seattle Cancer Care Alliance),
7.375%, 3-1-38	155	171

Wisconsin - 1.92%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Saint John's Communities, Inc.), Series 2009:
7.250%, 9-15-29	200	204
7.625%, 9-15-39	200	208
		412

TOTAL MUNICIPAL BONDS - 96.69%		$20,729

(Cost: $19,725)

SHORT-TERM SECURITIES - 1.52%

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (A)	325	$325
(Cost: $325)

TOTAL INVESTMENT SECURITIES - 98.21%		$21,054

(Cost: $20,050)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.79%		384

NET ASSETS - 100.00%		$21,438

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$ ––	$20,729	$ ––
Short-Term Securities	––	325	––

Total Investments in Securities	$ ––	$21,054	$ ––

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

SCHEDULE OF INVESTMENTS
Ivy Science and Technology Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products - 5.89%
Archer Daniels Midland Company	804	$25,158
Bunge Limited	566	36,121
		61,279
Application Software - 9.19%
ACI Worldwide, Inc. (A)	1,663	28,522
Aspen Technology, Inc. (A)	4,069	39,881
i2 Technologies, Inc. (A)	143	2,730
Lawson Software, Inc. (A)	3,688	24,524
		95,657
Biotechnology - 8.97%
Amgen Inc. (A)	428	24,189
Genzyme Corporation (A)	543	26,617
Isis Pharmaceuticals, Inc. (A)	483	5,358
Vertex Pharmaceuticals Incorporated (A)	869	37,225
		93,389
Communications Equipment - 4.80%
Alcatel, ADR	2,874	9,543
Research In Motion Limited (A)	598	40,385
		49,928
Computer Hardware - 2.54%
Apple Inc. (A)	74	15,541
High Tech Computer Corp. (B)	950	10,879
		26,420
Consumer Electronics - 0.97%
Garmin Ltd.	328	10,063

Data Processing & Outsourced Services - 11.08%
Alliance Data Systems Corporation (A)	807	52,118
Euronet Worldwide, Inc. (A)	1,179	25,881
Lender Processing Services, Inc.	577	23,457
Tivit Terceirizacao de Technologia e Servicos (B)	423	3,885
Tivit Terceirizacao de Technologia e Servicos (B)(C)	931	8,561
WNS (Holdings) Limited, ADR (A)	93	1,403
		115,305
Diversified Chemicals - 2.65%
E.I. du Pont de Nemours and Company	381	12,811
FMC Corporation	264	14,732
		27,543
Diversified Support Services - 0.96%
EnerNOC, Inc. (A)	328	9,953

Electrical Components & Equipment - 0.50%
POWER-ONE, INC. (A)	1,192	5,184

Electronic Equipment & Instruments - 2.54%
IPG Photonics Corporation (A)	117	1,960
Itron, Inc. (A)	363	24,508
		26,468
Fertilizers & Agricultural Chemicals - 0.45%
Sociedad Quimica y Minera de Chile S.A., ADR	126	4,723

Health Care Distributors - 0.85%
Animal Health International, Inc. (A)	501	1,203
McKesson Corporation	122	7,613
		8,816
Health Care Equipment - 1.82%
STERIS Corporation	181	5,060
Varian Medical Systems, Inc. (A)	295	13,825
		18,885
Health Care Facilities - 1.44%
HealthSouth Corporation (A)	659	12,373
LifePoint Hospitals, Inc. (A)	81	2,637
		15,010
Health Care Services - 0.58%
Fleury S.A. (A)(B)(C)	422	4,452
Fleury S.A. (A)(B)	147	1,555
		6,007
Home Entertainment Software - 2.67%
Activision Blizzard, Inc. (A)	653	7,259
Nintendo Co., Ltd. (B)	86	20,492
		27,751
Industrial Machinery - 3.50%
ESCO Technologies Inc.	772	27,673
Pentair, Inc.	273	8,808
		36,481
Integrated Telecommunication Services - 1.09%
CenturyTel, Inc.	312	11,308

Internet Software & Services - 1.26%
SAVVIS, Inc. (A)	934	13,124

IT Consulting & Other Services - 4.58%
Telvent GIT, S.A.	1,223	47,668

Life & Health Insurance - 0.89%
Amil Participacoes S.A. (B)	1,173	9,234

Oil & Gas Equipment & Services - 0.22%
ION Geophysical Corporation (A)	395	2,339

Research & Consulting Services - 0.27%
Mistras Group, Inc. (A)	189	2,851

Semiconductor Equipment - 0.73%
Photronics, Inc. (A)	1,713	7,621

Semiconductors - 15.47%
Avago Technologies Limited (A)	637	11,653
Cree, Inc. (A)	902	50,817
Inotera Memories, Inc. (B)	21,238	17,835
Micron Technology, Inc. (A)	2,595	27,406
PMC-Sierra, Inc. (A)	1,812	15,694
Samsung Electronics Co., Ltd. (B)	31	21,189
Texas Instruments Incorporated	625	16,285
		160,879
Systems Software - 5.08%
Microsoft Corporation	1,732	52,812

Wireless Telecommunication Service - 1.34%
Clearwire Corporation, Class A (A)	205	1,384
Sprint Nextel Corporation (A)	3,448	12,620
		14,004

TOTAL COMMON STOCKS - 92.33%		$960,702

(Cost: $835,197)

PREFERRED STOCKS - 0.73%

Agricultural Products
Archer Daniels Midland Company (A)	175	$7,632
(Cost: $5,854)

SHORT-TERM SECURITIES	Principal

Commercial Paper (D) - 6.44%
Citigroup Funding Inc.:
0.160%, 1-22-10	$7,000	6,999
0.160%, 1-25-10	7,000	6,999
CVS Caremark Corporation,
0.230%, 1-13-10	3,000	3,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.230%, 1-14-10	4,000	4,000
Hewlett-Packard Company,
0.110%, 1-11-10	5,000	5,000
McCormick & Co. Inc.,
0.070%, 1-4-10	8,745	8,745
Nokia Corp.,
0.150%, 1-13-10	9,000	9,000
Straight-A Funding, LLC (Federal Financing Bank),
0.130%, 1-22-10	5,000	5,000
Toyota Motor Credit Corporation,
0.130%, 2-16-10	10,000	9,997
Walt Disney Company (The),
0.100%, 1-8-10	6,000	6,000
Wisconsin Electric Power Co.,
0.110%, 1-4-10	2,288	2,288
		67,028
Commercial Paper (backed by irrevocable bank letter of credit) (D) - 0.77%
River Fuel Trust #1 (Bank of New York (The)),
0.250%, 3-15-10	8,000	7,996

Master Note - 0.23%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (E)	2,361	2,361

TOTAL SHORT-TERM SECURITIES - 7.44%		$77,385

(Cost: $77,385)

TOTAL INVESTMENT SECURITIES - 100.50%		$1,045,719

(Cost: $918,436)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.50%)		(5,228)

NET ASSETS - 100.00%		$1,040,491

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$890,307	$70,395	$––
Preferred Stocks	7,632	––	––
Short-Term Securities	––	77,385	––

Total Investments in Securities	$897,939	$147,780	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Put Options	Written Options

Beginning Balance 4-1-09	$3,900	$2,512	$(5,746)
Net realized gain (loss)	1,610	(4,242)	(5,247)
Net unrealized appreciation (depreciation)	––	2,151	2,467
Net purchases (sales)	(5,510)	(421)	8,526
Transfers in and/or (out) of Level 3 during the period	––	––	––

Ending Balance 12-31-09	$––	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$––	$––	$––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2009, the total value of these securities amounted to $13,013 or 1.25% of net assets.

(D)Rate shown is the yield to maturity at December 31, 2009.

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

Securities with an aggregate market value of $70,395, representing 6.77% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Small Cap Growth Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 1.35%
Ladish Co., Inc. (A)	338	$5,102

Apparel Retail - 3.84%
Urban Outfitters, Inc. (A)	165	5,782
Zumiez Inc. (A)	687	8,735
		14,517
Apparel, Accessories & Luxury Goods - 2.10%
Under Armour, Inc., Class A (A)	291	7,935

Application Software - 13.85%
ACI Worldwide, Inc. (A)	515	8,836
Blackboard Inc. (A)	125	5,692
FactSet Research Systems, Inc.	144	9,507
SolarWinds, Inc. (A)	146	3,355
Solera Holdings, Inc.	296	10,664
Sonic Solutions (A)	804	9,512
Ultimate Software Group, Inc. (The) (A)	162	4,746
		52,312
Auto Parts & Equipment - 2.52%
LKQ Corporation (A)	486	9,513

Automotive Retail - 1.88%
O'Reilly Automotive, Inc. (A)	186	7,083

Computer Hardware - 3.19%
Stratasys, Inc. (A)	696	12,033

Construction & Farm Machinery & Heavy Trucks - 1.83%
Westinghouse Air Brake Technologies Corporation	169	6,902

Education Services - 9.60%
Capella Education Company (A)	244	18,362
K12 Inc. (A)	441	8,945
Strayer Education, Inc.	42	8,924
		36,231
Electrical Components & Equipment - 1.66%
General Cable Corporation (A)	213	6,258

Electronic Components - 2.71%
DTS, Inc. (A)	299	10,223

Health Care Equipment - 8.94%
Hologic, Inc. (A)	386	5,590
NuVasive, Inc. (A)	391	12,514
ResMed Inc. (A)	121	6,304
Volcano Corporation (A)	539	9,368
		33,776
Health Care Services - 1.07%
Healthways, Inc. (A)	221	4,049

Health Care Supplies - 0.71%
Merit Medical Systems, Inc. (A)	139	2,672

Health Care Technology - 2.03%
Phase Forward Incorporated (A)	498	7,647

Home Entertainment Software - 0.66%
Rosetta Stone Inc. (A)	140	2,508

Industrial Machinery - 2.79%
Graco Inc.	369	10,531

Internet Software & Services - 1.64%
CyberSource Corporation (A)	307	6,182

Investment Banking & Brokerage - 2.22%
Greenhill & Co., Inc.	105	8,393

Oil & Gas Equipment & Services - 8.94%
CARBO Ceramics Inc.	51	3,443
Core Laboratories N.V.	87	10,241
Dril-Quip, Inc. (A)	193	10,872
Oceaneering International, Inc. (A)	95	5,558
Superior Energy Services, Inc. (A)	151	3,658
		33,772
Personal Products - 2.71%
Alberto-Culver Company	349	10,228

Semiconductors - 4.38%
Intersil Corporation, Class A Shares	550	8,440
Semtech Corporation (A)	476	8,090
		16,530
Specialized Finance - 4.54%
Portfolio Recovery Associates, Inc. (A)	382	17,140

Steel - 1.93%
Allegheny Technologies Incorporated	163	7,298

Systems Software - 4.94%
MICROS Systems, Inc. (A)	601	18,646

Trucking - 4.27%
Knight Transportation, Inc.	412	7,953
Landstar System, Inc.	211	8,195
		16,148

TOTAL COMMON STOCKS - 96.30%		$363,629

(Cost: $315,644)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) - 2.70%
McCormick & Co. Inc.,
0.070%, 1-4-10	$4,229	4,229
Walt Disney Company (The),
0.100%, 1-8-10	6,000	6,000
		10,229
Master Note - 0.68%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	2,553	2,553

TOTAL SHORT-TERM SECURITIES - 3.38%		$12,782

(Cost: $12,782)

TOTAL INVESTMENT SECURITIES - 99.68%		$376,411

(Cost: $328,426)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.32%		1,208

NET ASSETS - 100.00%		$377,619

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$363,629	$––	$ ––
Short-Term Securities	––	12,782	––

Total Investments in Securities	$363,629	$12,782	$ ––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

SCHEDULE OF INVESTMENTS
Ivy Tax-Managed Equity Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares		Value

Air Freight & Logistics - 1.71%
FedEx Corporation	1		$63

Asset Management & Custody Banks - 0.94%
BlackRock, Inc., Class A	––	*	35

Automotive Retail - 0.81%
AutoZone, Inc. (A)	––	*	30

Biotechnology - 2.94%
Gilead Sciences, Inc. (A)	3		109

Casinos & Gaming - 1.83%
Wynn Resorts, Limited (A)	1		68

Communications Equipment - 6.15%
Cisco Systems, Inc. (A)	4		107
QUALCOMM Incorporated	3		121
			228
Computer Hardware - 7.76%
Apple Inc. (A)	1		166
Hewlett-Packard Company	2		122
			288
Construction & Farm Machinery & Heavy Trucks - 1.13%
Deere & Company	1		42

Data Processing & Outsourced Services - 2.89%
Visa Inc., Class A	1		107

Department Stores - 1.70%
Kohl's Corporation (A)	1		63

Diversified Banks - 0.67%
Wells Fargo & Company	1		25

Electrical Components & Equipment - 0.94%
Emerson Electric Co.	1		35

Fertilizers & Agricultural Chemicals - 1.92%
Monsanto Company	1		71

General Merchandise Stores - 1.05%
Target Corporation	1		39

Health Care Equipment - 3.80%
Baxter International Inc.	1		57
Intuitive Surgical, Inc. (A)	––	*	55
Stryker Corporation	1		29
			141
Health Care Supplies - 3.32%
Alcon, Inc.	1		84
DENTSPLY International Inc.	1		39
			123
Home Entertainment Software - 1.02%
Activision Blizzard, Inc. (A)	3		38

Home Improvement Retail - 3.38%
Home Depot, Inc. (The)	2		72
Lowe's Companies, Inc.	2		53
			125
Hotels, Resorts & Cruise Lines - 0.62%
Carnival Corporation (A)	1		23

Household Products - 2.70%
Colgate-Palmolive Company	1		100

Hypermarkets & Super Centers - 1.11%
Costco Wholesale Corporation	1		41

Industrial Gases - 0.32%
Praxair, Inc.	––	*	12

Internet Retail - 1.48%
Amazon.com, Inc. (A)	––	*	55

Internet Software & Services - 3.67%
Google Inc., Class A (A)	––	*	136

Investment Banking & Brokerage - 3.22%
Goldman Sachs Group, Inc. (The)	1		119

Life Sciences Tools & Services - 2.18%
Thermo Fisher Scientific Inc. (A)	2		81

Oil & Gas Drilling - 2.18%
Transocean Inc. (A)	1		81

Oil & Gas Equipment & Services - 3.83%
Schlumberger Limited	2		111
Smith International, Inc.	1		31
			142
Other Diversified Financial Services - 1.81%
JPMorgan Chase & Co.	2		67

Personal Products - 0.94%
Estee Lauder Companies Inc. (The), Class A	1		35

Pharmaceuticals - 3.97%
Abbott Laboratories	2		87
Roche Holdings Ltd, ADR	1		60
			147
Restaurants - 1.08%
YUM! Brands, Inc.	1		40

Semiconductors - 6.57%
Altera Corporation	1		19
Broadcom Corporation, Class A (A)	3		106
Microchip Technology Incorporated	4		119
			244
Soft Drinks - 3.10%
Coca-Cola Company (The)	1		80
PepsiCo, Inc.	1		35
			115
Specialized Finance - 1.05%
IntercontinentalExchange, Inc. (A)	––	*	39

Specialty Chemicals - 1.29%
Ecolab Inc.	1		48

Systems Software - 3.53%
Microsoft Corporation	4		131

TOTAL COMMON STOCKS - 88.61%			$3,286

(Cost: $2,784)

SHORT-TERM SECURITIES - 10.14%	Principal

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (B)	$376		$376
(Cost: $376)

TOTAL INVESTMENT SECURITIES - 98.75%			$3,662

(Cost: $3,160)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.25%			46

NET ASSETS - 100.00%			$3,708

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$3,286	$––	$ ––
Short-Term Securities	––	376	––

Total Investments in Securities	$3,286	$376	$ ––

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 24, 2010

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 24, 2010